UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2016 to October 31, 2017

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2017

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2017 (unaudited)

November 24, 2017

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the 12-month period ended October 31, 2017.

Performance Summary
11/1/2016 – 10/31/2017

Fund & Benchmark	Performance
Class I1	5.75%
Class A1,2	5.48%
Class B1,2	4.69%
Class C1,2	4.69%
Credit Suisse Leveraged Loan Index[3]	5.25%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period for senior loans

The twelve-month period ended October 31, 2017 was a positive one for the senior secured loan asset class, with the Credit Suisse Leveraged Loan Index (the "Benchmark"), the Fund's benchmark, returning 5.25% for the period. The discount margin for senior loans, using a three-year average life assumption, tightened 0.77% during the period to +417 basis points. Returns for the asset class have been largely driven by coupons.

Demand for leveraged loans has been robust as retail money flowed into loan funds, old Collateralized Loan Obligation ("CLO") structures reset, and new CLO's printed an average of almost $10 billion per month over the twelve-month period. Prime funds had net inflows of $30.7 billion versus a $15.7 billion outflow over the previous annual period (according to LCD — "Leveraged Commentary & Data"). Spread compression hasn't been isolated to loans, with CLO's pricing at tighter levels and existing vehicles being refinanced/reset at record pace. The period saw CLO issuance of $111.5 billion versus $67 billion in the previous period. Calendar year to date, more than $150 billion of existing CLO's have also been refinanced or reset (representing over 325 vehicles).

Over the period, borrowers have been enticed to tap the loan market, as a record $959 billion of institutional loans were issued during the period — 73% of which was used for the refinancing/repricing of existing debt. In the previous period, issuance was $407 billion, with nearly 60% used for refinancing/repricing, according to JPMorgan.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Fundamentals in the senior secured loan market have been strong outside of energy and retail. The par-weighted default rate for loans ended the period at 1.37%. In fact, according to JPMorgan, 26 companies have defaulted in 2017 — putting it on pace for the lowest annual default total since 2013. While we expect an increase in defaults in some troubled industries going forward, overall fundamentals and cheap capital structures should broadly minimize defaults.

From a quality point of view, CCC/split CCC posted the highest returns for the period at 12.22%. Distressed (CC, C, and default) loans followed closely, returning 10.82%. Split BBB and BB rated loans underperformed with respective returns of 3.25% and 4.07%.

Strategic Review and Outlook: Expecting demand to remain positive

For the annual period ended October 31, 2017, the Fund's Class I and A shares outperformed the Benchmark. The Fund's outperformance was largely driven by positive security selection in the oil & gas sector. In addition, security selection and an underweight position to the retail sector were positive contributors to relative performance. From an asset class perspective, the Fund's weightings in high yield and asset-backed energy also contributed to performance.

Demand for the bank loan asset class continues to be solid, with steady issuer fundamentals, rate hike expectations (albeit at a measured pace), healthy institutional demand and elevated CLO formation levels. Additionally, outside of sectors like retail, default rates are expected to remain below long-term averages in the intermediate term.

Fundamental economic performance has remained stable and although there have been periods when international concerns and the domestic political climate have led to some volatility, the cautious investor sentiment was short lived. Barring a sudden increase in geopolitical risks, we would expect demand to remain positive thanks to economic performance that appears to be supportive of continued rate increases, as well as the attractiveness of the floating rate nature of the loan asset class.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2017; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class I shares and the
Credit Suisse Leveraged Loan Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class A shares2,
Class B shares2, Class C shares2 and the Credit Suisse
Leveraged Loan Index3 for Ten Years.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or expense reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

2   Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.46%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum CDSC of 4.00%), was 0.69%%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was 3.69%.

3   Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

Average Annual Returns as of October 31, 20171

	1 Year	5 Years	10 Years
Class I	5.75%	4.45%	5.73%
Class A Without Sales Charge	5.48%	4.18%	5.45%
Class A With Maximum Sales Charge	0.46%	3.15%	4.95%
Class B Without CDSC	4.69%	3.48%	4.71%
Class B With CDSC	0.69%	3.48%	4.71%
Class C Without CDSC	4.69%	3.39%	4.66%
Class C With CDSC	3.69%	3.39%	4.66%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.77% for Class I shares, 1.02% for Class A shares, 1.77% for Class B shares and 1.77% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2017.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2017

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,021.90	$1,020.60	$1,016.80	$1,016.80
Expenses Paid per $1,000*	$3.57	$4.84	$8.64	$8.64
Hypothetical 5% Fund Return
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,021.68	$1,020.42	$1,016.64	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64	$8.64
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2017)

S&P Ratings**
AA	0.2%
A	0.6
BBB	8.4
BB	33.1
B	40.6
CCC	5.0
CC1	0.0
NR	3.9
Subtotal	91.8
Equity and Other[1]	0.2
Short-Term Investments[2]	8.0
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2017, if applicable.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (82.6%)
Advertising (0.2%)
$5,980	MH Sub I LLC, LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	09/15/25	8.820	$5,955,093
Aerospace & Defense (1.1%)
24,910	Avolon TLB Borrower 1 (Luxembourg) Sarl, LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	04/03/22	3.488	25,132,983
4,388	Fly Funding II Sarl, LIBOR 3M + 2.250%(1)	(BB+, Ba2)	02/09/23	3.560	4,407,617
8,843	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.500%(1)	(B-, B3)	11/28/21	6.874	8,932,931
					38,473,531
Air Transportation (1.0%)
9,441	American Airlines, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba1)	12/14/23	3.739	9,480,078
6,058	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	10/12/21	3.238	6,079,479
19,132	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	06/26/20	3.240	19,212,035
					34,771,592
Auto Parts & Equipment (1.3%)
18,175	American Axle & Manufacturing, Inc., LIBOR 3M + 2.250%(1)	(BB, Ba2)	04/06/24	3.556	18,237,396
21,461	CS Intermediate Holdco 2 LLC, LIBOR 3M + 2.250%(1)	(BBB-, Ba1)	11/02/23	3.583	21,616,679
8,313	U.S. Farathane LLC, LIBOR 3M + 3.500%(1),(2)	(B, B2)	12/23/21	4.833	8,395,819
					48,249,894
Automakers (0.6%)
5,609	FCA U.S. LLC, LIBOR 1M + 2.000%(1)	(BBB-, Baa3)	12/31/18	3.240	5,631,596
7,350	TI Group Automotive Systems LLC, EURIBOR 3M + 3.000%(1),(3)	(BB-, Ba3)	06/30/22	3.750	8,645,865
7,231	TI Group Automotive Systems LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	06/30/22	3.992	7,279,652
					21,557,113
Banking (0.3%)
11,657	Citco Funding LLC, LIBOR 1M + 3.000%(1)	(NR, Ba3)	03/31/22	4.242	11,781,088
Building & Construction (1.5%)
7,027	Beacon Roofing Supply, Inc.(4)	(BB+, B1)	08/23/24	2.250	7,082,580
2,679	Floor & Decor Outlets of America, Inc., LIBOR 1M + 3.000%(1),(2)	(BB-, B2)	09/30/23	4.250	2,688,817
17,120	Installed Building Products, Inc., LIBOR 1M + 3.000%(1),(2)	(BB, B1)	04/15/24	4.242	17,334,137
14,184	PGT, Inc., LIBOR 2M + 4.750%(1),(2)	(BB-, B2)	02/16/22	6.026	14,431,978
9,000	Triangle FM Services Holding GmbH, LIBOR 3M + 5.000%(1),(5)	(B, B2)	09/01/23	5.277	12,100,951
					53,638,463

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials (3.1%)
$20,098	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.500%(1)	(BB+, B1)	10/31/23	3.742	$20,249,777
8,008	C.H.I. Overhead Doors, Inc., LIBOR 3M + 3.250%(1)	(B, B3)	07/29/22	4.583	8,003,201
2,595	HD Supply, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba3)	08/13/21	3.583	2,622,627
15,245	HD Supply, Inc., LIBOR 3M + 2.500%(1)	(BB+, Ba3)	10/17/23	3.833	15,430,613
7,275	Morsco, Inc., LIBOR 1M + 7.000%(1)	(B+, B3)	10/31/23	8.242	7,361,427
21,362	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B, B2)	05/08/22	4.242	21,515,312
7,655	SRS Distribution, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	08/25/22	4.530	7,736,632
2,250	SRS Distribution, Inc., LIBOR 3M + 8.750%(1)	(CCC+, Caa1)	02/24/23	9.992	2,314,688
10,627	Summit Materials Cos. I LLC, LIBOR 1M + 2.750%(1)	(BB+, Ba2)	07/17/22	3.992	10,704,934
18,607	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	4.590	18,804,311
					114,743,522
Cable & Satellite TV (3.8%)
11,557	Altice U.S. Finance I Corp., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	07/28/25	3.492	11,564,414
8,767	Charter Communications Operating LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	01/15/22	3.250	8,816,812
6,649	Charter Communications Operating LLC, LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	01/15/24	3.500	6,704,533
1,959	Charter Communications Operating LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	01/03/21	3.250	1,969,619
17,636	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba1)	07/17/25	3.489	17,645,738
13,566	Telenet Financing USD LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	06/30/25	3.989	13,639,433
5,000	Telenet International Finance Sarl, EURIBOR 3M + 3.000%(1),(3)	(BB-, Ba3)	03/31/26	3.000	5,875,163
5,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	09/30/25	3.489	5,005,250
25,000	Unitymedia Finance LLC(4)	(BB-, Ba3)	10/16/24	2.250	24,984,375
2,000	Virgin Media Bristol LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	01/31/25	3.989	2,010,250
9,000	Virgin Media Investment Holdings Ltd., LIBOR 1M + 3.500%(1),(5)	(BB-, Ba3)	01/31/26	3.800	12,014,003
15,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(3)	(BB-, Ba3)	04/15/25	3.000	17,547,553
9,000	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	04/15/25	3.739	9,030,690
					136,807,833
Chemicals (6.2%)
9,900	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(3)	(B, B1)	09/13/23	3.250	11,603,125
1,135	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	4.567	1,144,137

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$855	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	4.567	$861,981
17,713	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B+, B1)	01/31/24	4.333	17,868,144
15,351	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1),(2)	(B-, NR)	08/12/22	6.583	15,504,329
7,980	Ashland, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	05/17/24	3.293	8,038,852
3,433	ASP Chromaflo Dutch I B.V., LIBOR 1M + 4.000%(1)	(B, B2)	11/18/23	5.242	3,457,214
4,063	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1)	(CCC, Caa2)	11/14/24	9.242	4,052,344
2,640	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 4.000%(1)	(B, B2)	11/18/23	5.242	2,658,742
18,170	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	06/01/24	3.333	18,289,784
4,950	Azelis Finance S.A., LIBOR 3M + 4.250%(1)	(B+, B2)	12/15/22	5.583	4,999,219
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC+, Caa1)	09/06/22	8.615	1,675,555
1,965	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(3)	(B, B2)	09/07/21	3.750	2,247,213
280	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B, B2)	09/07/21	4.300	272,294
1,697	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(B, B2)	09/07/21	4.365	1,647,153
12,974	Gemini HDPE LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba3)	08/07/21	4.380	13,079,081
12,852	H.B. Fuller Co., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	10/12/24	3.489	12,939,883
15,457	Houghton International, Inc., LIBOR 3M + 3.250%(1)	(B+, B1)	12/20/19	4.583	15,520,109
3,870	Houghton International, Inc., LIBOR 3M + 8.500%(1),(2)	(B-, Caa1)	12/20/20	9.833	3,903,862
1,691	Huntsman International LLC, LIBOR 1M + 3.000%(1)	(BBB-, Ba2)	04/01/23	4.242	1,702,587
1,955	Ineos Finance PLC, EURIBOR 1M + 2.5000%(1),(3)	(BB+, Ba1)	03/31/22	3.250	2,284,616
3,474	Ineos U.S. Finance LLC, LIBOR 3M + 2.750%(1)	(BB+, Ba1)	04/01/24	3.941	3,482,452
3,261	MacDermid, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	06/07/23	4.242	3,284,407
6,814	Preferred Proppants LLC, LIBOR 1W + 5.750%(1),(2),(6)	(CCC, Caa2)	07/27/20	7.083	6,371,438
3,019	Preferred Proppants LLC, LIBOR 1M + 7.750%(1),(2),(6)	(CCC, Caa2)	07/27/20	9.083	2,837,605
9,638	Ravago Holdings America, Inc., LIBOR 2M + 3.250%(1)	(BB-, B2)	06/30/23	4.070	9,701,323
8,744	Solenis International LP, LIBOR 3M + 6.750%(1)	(B-, Caa1)	07/31/22	8.067	8,667,835
2,420	Solenis International LP, LIBOR 3M + 3.250%(1)	(B, B2)	07/31/21	4.567	2,434,698
2,479	Sonneborn LLC, LIBOR 1M + 3.750%(1),(2)	(B+, B1)	12/10/20	4.992	2,507,313
438	Sonneborn Refined Products B.V., LIBOR 1M + 3.750%(1),(2)	(B+, B1)	12/10/20	4.992	442,467
8,903	U.S. Silica Co., LIBOR 3M + 3.000%(1)	(B+, B1)	07/23/20	4.375	8,925,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$18,250	Univar, Inc., LIBOR 1M + 2.750%(1)	(BB, B1)	07/01/22	3.992	$18,370,389
8,070	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC+, Caa1)	05/22/21	5.242	7,663,403
3,000	Vantage Specialty Chemicals, Inc.(4)	(B-, B3)	10/05/24	5.371	3,033,120
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	10/05/25	9.621	3,988,213
2,250	Zep, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	08/11/25	9.630	2,233,125
					227,693,512
Consumer/Commercial/Lease Financing (0.4%)
14,776	Infinity Acquisition LLC, LIBOR 3M + 3.000%(1)	(B+, B1)	08/06/21	4.333	14,794,645
Department Stores (0.2%)
7,650	Dollar Tree, Inc.(4)	(BBB-, Baa3)	07/06/22	4.250	7,759,969
Diversified Capital Goods (0.9%)
5,184	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	06/04/21	3.492	5,154,139
15,609	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(1)	(B+, Ba3)	11/30/23	5.690	15,755,601
1,201	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	12/31/21	4.250	1,210,099
3,491	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(B, B1)	01/28/22	4.583	3,527,059
3,776	Electrical Components International, Inc., LIBOR 3M + 4.750%(1)	(B, B1)	05/28/21	6.085	3,807,670
1,674	Horizon Global Corp., LIBOR 1M + 4.500%(1),(2)	(B+, B1)	06/30/21	5.742	1,688,725
					31,143,293
Electronics (5.1%)
14,819	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, B1)	10/04/24	4.010	14,902,418
21,889	Cavium, Inc., LIBOR 1M + 2.250%(1),(2)	(BB, Ba3)	08/16/22	3.488	22,025,357
6,668	Excelitas Technologies Corp., LIBOR 3M + 5.000%(1)	(B-, B3)	10/31/20	6.340	6,694,533
26,416	M/A-COM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	05/17/24	3.489	26,465,726
19,638	Microsemi Corp., LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/15/23	3.488	19,745,821
13,435	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B2)	01/10/24	5.083	13,229,298
7,000	Oberthur Technologies S.A., EURIBOR 3M + 7.750%(1),(3)	(B-, B2)	01/10/24	3.750	8,071,390
21,378	ON Semiconductor Corp., LIBOR 1M + 2.250%(1)	(BB, Ba1)	03/31/23	3.492	21,500,630
13,304	Seattle Spinco, Inc., LIBOR 3M + 2.750%(1)	(BB-, B1)	06/21/24	3.988	13,370,619
4,164	Semiconductor Components Industries LLC, LIBOR 3M + 1.750%(1)	(NR, NR)	01/02/18	3.085	4,170,457
8,566	Sophia LP, LIBOR 3M + 3.250%(1)	(B, B2)	09/30/22	4.583	8,566,291
19,451	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	4.242	19,542,476

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics
$6,965	Veritas Bermuda Ltd., EURIBOR 3M + 4.500%(1),(3)	(B+, B2)	01/27/23	5.500	$8,218,992
					186,504,008
Energy - Exploration & Production (0.6%)
9,000	Chief Exploration & Development LLC, LIBOR 3M + 6.500%(1),(6)	(NR, NR)	05/16/21	7.959	8,835,030
1,273	Ocean Rig UDW, Inc.(4)	(B, Caa1)	09/20/24	8.000	1,291,942
13,100	W&T Offshore, Inc., LIBOR 6M + 9.000%(1),(6)	(CCC, Caa2)	05/15/20	9.000	12,477,750
					22,604,722
Environmental (0.3%)
10,058	GFL Environmental, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba2)	09/29/23	4.083	10,108,229
Food & Drug Retailers (0.5%)
3,000	Holland & Barrett International, EURIBOR 3M + 4.250%(1),(3)	(B, B2)	08/09/24	4.250	3,430,300
3,000	Holland & Barrett International, LIBOR 3M + 5.250%(1),(5)	(B, B2)	08/04/24	5.579	3,900,849
5,130	Rite Aid Corp., LIBOR 1M + 3.875%(1)	(BB-, B2)	06/21/21	5.125	5,153,521
4,251	Smart & Final Stores LLC, LIBOR 3M + 3.500%(1)	(B, B3)	11/15/22	4.833	4,124,989
					16,609,659
Food - Wholesale (1.8%)
13,695	Allflex Holdings III, Inc., LIBOR 6M + 3.250%(1)	(B, B2)	07/20/20	4.706	13,789,685
1,000	Allflex Holdings III, Inc., LIBOR 3M + 7.000%(1)	(B-, B2)	07/19/21	8.363	1,007,710
2,000	Charger OpCo B.V., EURIBOR 3M + 2.250%(1),(3)	(BB, Ba2)	11/02/21	2.250	2,343,879
10,186	Dole Food Co., Inc., LIBOR 3M + 2.750%(1)	(B-, B1)	04/06/24	4.013	10,246,849
12,162	JBS U.S.A. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	10/30/22	3.739	11,933,741
5,985	Post Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	05/24/24	3.492	6,022,945
20,880	U.S. Foods, Inc., LIBOR 1M + 2.750%(1)	(BB, B1)	06/27/23	4.000	21,078,195
					66,423,004
Forestry & Paper (0.5%)
4,959	Pregis Corp., LIBOR 3M + 3.500%(1)	(B, B3)	05/14/21	4.833	4,980,277
11,521	Proampac PG Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B2)	11/18/23	5.295	11,648,552
2,500	Proampac PG Borrower LLC, LIBOR 3M + 8.500%(1)	(CCC+, Caa2)	11/18/24	9.816	2,543,750
					19,172,579
Gaming (2.8%)
7,500	Aristocrat Leisure Ltd., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	10/21/24	3.357	7,548,750
9,974	Caesars Entertainment Resort Properties LLC, LIBOR 1M + 3.500%(1)	(BB, B1)	10/11/20	4.742	9,993,693
7,090	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	06/28/24	5.242	7,182,324

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming
$17,265	Eldorado Resorts LLC, LIBOR 3M + 2.250%(1)	(BB, Ba2)	04/17/24	3.500	$17,322,838
4,000	GVC Holdings PLC, EURIBOR 1M + 3.250%(1),(3)	(NR, NR)	02/28/23	3.250	4,694,748
11,940	Las Vegas Sands LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	03/29/24	3.242	12,023,309
16,577	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.250%(1)	(BB+, Ba3)	04/25/23	3.492	16,689,798
7,000	The Intertain Group Ltd., LIBOR 1M + 6.500%(1),(2),(5)	(BB, B1)	04/08/22	7.500	9,342,133
7,000	The Intertain Group Ltd., LIBOR 3M + 9.000%(1),(5),(6)	(B, Caa1)	12/16/22	10.000	9,644,242
6,942	The Intertain Group Ltd., LIBOR 1M + 6.500%(1)	(BB, B1)	04/08/22	7.742	7,002,831
					101,444,666
Health Facilities (1.1%)
15,147	HCA, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Ba1)	06/10/20	2.742	15,178,247
3,132	HCA, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/15/24	3.492	3,155,912
5,431	HCA, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	03/17/23	3.242	5,463,142
6,582	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B, B1)	09/02/24	4.500	6,541,962
11,231	Western Dental Services, Inc., LIBOR 1M + 5.250%(1)	(B-, B3)	06/23/23	6.492	11,315,528
					41,654,791
Health Services (1.5%)
10,541	Envision Healthcare Corp., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	12/01/23	4.250	10,602,094
3,687	ExamWorks Group, Inc., LIBOR 1M + 3.250%(1)	(B, B1)	07/27/23	4.492	3,724,610
3,713	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1),(2)	(B, B2)	06/28/24	4.583	3,750,510
6,890	Onex Carestream Finance LP, LIBOR 3M + 4.000%(1)	(B+, B1)	06/07/19	5.333	6,914,020
4,938	Prospect Medical Holdings, Inc., LIBOR 6M + 6.000%(1),(2)	(B, Ba3)	06/30/22	7.500	4,993,047
3,909	Quintiles IMS, Inc., LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	03/07/24	3.333	3,942,753
18,905	Team Health Holdings, Inc., LIBOR 1M + 2.750%(1)	(B, B1)	02/06/24	3.992	18,786,844
2,999	Valitas Health Services, Inc., LIBOR 3M + 3.646%(1),(2),(6)	(NR, NR)	04/14/22	5.000	1,499,653
1,068	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(6)	(NR, NR)	12/31/19	13.312	1,014,171
1,281	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(6)	(NR, NR)	12/31/19	13.354	1,217,005
					56,444,707

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Hotels (2.3%)
$16,772	Belmond Interfin Ltd., LIBOR 1M + 2.750%(1)	(BB, B2)	07/03/24	3.992	$16,845,342
1,985	ESH Hospitality, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	08/30/23	3.742	2,000,294
17,430	Hilton Worldwide Finance LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	10/25/23	3.238	17,567,792
18,452	La Quinta Intermediate Holdings LLC, LIBOR 3M + 2.750%(1)	(BB, B1)	04/14/21	4.109	18,590,859
27,432	Playa Resorts Holding B.V., LIBOR 3M + 3.000%(1)	(BB-, B2)	04/05/24	4.370	27,544,492
					82,548,779
Insurance Brokerage (3.7%)
21,900	Acrisure LLC, LIBOR 2M + 5.000%(1)	(B, B2)	11/22/23	6.272	22,036,533
28,453	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	08/12/22	4.490	28,703,396
1,000	AmWINS Group, Inc., LIBOR 1M + 6.750%(1)	(B-, Caa1)	01/25/25	7.992	1,022,500
15,666	AmWINS Group, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	01/25/24	3.990	15,750,178
7,487	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	10/22/24	4.742	7,584,241
16,481	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B1)	10/02/20	4.312	16,629,681
3,254	Hyperion Insurance Group Ltd., LIBOR 1M + 4.000%(1)	(B, B1)	04/29/22	5.250	3,296,580
23,085	NFP Corp., LIBOR 1M + 3.500%(1)	(B, B2)	01/08/24	4.742	23,359,139
15,949	USI, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	05/16/24	4.314	16,008,586
					134,390,834
Investments & Misc. Financial Services (1.3%)
15,123	Altisource Solutions Sarl, LIBOR 1M + 3.500%(1)	(B+, B3)	12/09/20	4.742	14,480,206
5,924	Ocwen Financial Corp., LIBOR 3M + 5.000%(1)	(B+, B3)	12/05/20	6.238	5,946,266
9,744	VFH Parent LLC, LIBOR 3M + 3.750%(1)	(B+, Ba2)	12/30/21	5.061	9,855,440
17,373	Walter Investment Management Corp., LIBOR 1M + 3.750%(1)	(CCC-, Caa2)	12/18/20	4.992	16,454,024
					46,735,936
Machinery (0.8%)
3,483	Clark Equipment Co., LIBOR 3M + 2.750%(1)	(BB-, B1)	05/18/24	4.083	3,513,843
1,500	CPM Acquisition Corp., LIBOR 1M + 8.250%(1),(2)	(B-, Caa1)	04/10/23	9.492	1,537,500
4,766	CPM Holdings, Inc., LIBOR 1M + 4.250%(1)	(B, B1)	04/11/22	5.492	4,833,508
8,952	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(5)	(B, B3)	04/09/20	4.750	11,445,537
8,762	Welbilt, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	03/03/23	3.992	8,845,518
					30,175,906

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Managed Care (0.3%)
$6,023	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	03/01/21	3.992	$6,062,083
4,677	Sedgwick Claims Management Services, Inc., LIBOR 3M + 3.250%(1)	(B+, B1)	03/01/21	4.583	4,719,925
					10,782,008
Media Content (1.6%)
5,000	All3Media International, LIBOR 6M + 4.250%(1),(5)	(B, B2)	06/30/21	5.250	6,642,974
1,750	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(1),(3)	(CCC+, Caa2)	06/30/22	8.250	2,055,226
21,582	EMI Music Publishing Ltd., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	08/21/23	3.738	21,728,646
2,635	Inter Media Communication Srl, EURIBOR 3M + 5.500%(1),(2),(3)	(NR, NR)	05/28/19	5.500	3,086,655
208	Marshall Broadcasting Group, Inc., LIBOR 1M + 2.000%(1),(2)	(NR, Ba3)	06/28/18	3.235	207,924
2,417	Mission Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	3.735	2,434,642
2,971	Nexstar Broadcasting, Inc., LIBOR 1M + 2.000%(1),(2)	(BB+, Ba3)	01/17/24	3.235	2,975,081
19,250	Nexstar Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	3.735	19,391,232
100	WXXA-TV LLC, LIBOR 1M + 2.000%(1),(2)	(NR, Ba3)	07/19/22	3.235	100,517
					58,622,897
Medical Products (1.4%)
15,356	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(B-, B2)	06/15/23	6.320	15,528,979
12,500	Avantor, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	09/07/24	5.240	12,583,687
4,444	Convatec, Inc., LIBOR 3M + 2.000%(1)	(BB, Ba3)	10/31/21	3.333	4,452,082
15,803	VWR Funding, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	09/28/20	3.242	15,813,004
990	Zest Holdings LLC, LIBOR 1M + 4.250%(1)	(B, B3)	08/16/23	5.500	1,007,957
					49,385,709
Metals & Mining - Excluding Steel (0.5%)
1,429	CeramTec Acquisition Corp., LIBOR 3M + 2.750%(1)	(B, Ba3)	08/30/20	4.067	1,430,801
14,998	Faenza Acquisition GmbH(1)	(B, Ba3)	08/30/20	4.067	15,012,262
1,766	Global Brass & Copper, Inc., LIBOR 1M + 3.250%(1),(2)	(BB-, B2)	07/18/23	4.500	1,788,551
8,431	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(7)	(NR, NR)	02/28/19	7.250	316,171
					18,547,785
Non - Electric Utilities (0.2%)
5,753	BCP Raptor LLC, LIBOR 1W + 4.250%(1)	(B+, B3)	06/24/24	5.522	5,829,135

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Oil Field Equipment & Services (0.2%)
$13,808	Pacific Drilling S.A., LIBOR 3M + 3.500%(1),(6)	(NR, Caa3)	06/03/18	4.875	$4,606,050
5,858	Seadrill Partners Finco LLC, LIBOR 3M + 3.000%(1)	(CCC+, Caa2)	02/21/21	4.333	4,478,780
					9,084,830
Oil Refining & Marketing (0.4%)
16,901	Philadelphia Energy Solutions LLC, LIBOR 3M + 5.000%(1),(6)	(CCC-, B3)	04/04/18	6.333	13,013,646
Packaging (1.8%)
8,681	Berry Plastics Group, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	02/08/20	3.488	8,735,429
12,069	Berry Plastics Group, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	01/06/21	3.488	12,141,454
22,095	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B1)	12/29/23	4.335	22,282,687
6,840	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	3.992	6,888,329
17,163	SIG Combibloc U.S. Acquisition, Inc., LIBOR 1M + 3.000%(1)	(B+, B1)	03/13/22	4.242	17,311,434
					67,359,333
Personal & Household Products (2.2%)
1,803	Brickman Group Ltd. LLC, LIBOR 1M + 6.500%(1)	(CCC+, Caa1)	12/17/21	7.737	1,815,111
2,389	Comfort Holding LLC, LIBOR 1M + 10.000%(1)	(CCC-, Caa2)	02/03/25	11.238	1,946,713
14,438	Coty, Inc., LIBOR 1M + 1.750%(1),(2)	(BB+, Ba1)	10/28/21	2.982	14,365,312
2,100	Galleria Co., LIBOR 1M + 3.000%(1)	(BB+, Ba1)	09/29/23	4.250	2,100,000
10,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(3)	(B, B2)	10/31/23	5.250	11,730,580
3,479	Prestige Brands, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	01/26/24	3.992	3,505,839
17,375	Serta Simmons Bedding LLC, LIBOR 3M + 3.500%(1)	(B, B1)	11/08/23	4.830	17,163,255
6,012	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(1)	(CCC+, B3)	11/08/24	9.312	5,740,381
1,843	TricorBraun Holdings, Inc.(4),(8)	(B, B2)	11/30/23	3.750	1,859,937
18,291	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	10/30/23	5.083	18,459,877
					78,687,005
Pharmaceuticals (2.9%)
3,464	Alkermes, Inc., LIBOR 3M + 2.750%(1),(2)	(BB, Ba3)	09/25/21	4.070	3,496,012
4,159	Alvogen Pharma U.S., Inc., LIBOR 1M + 5.000%(1)	(B, B3)	04/02/22	6.240	4,129,276
6,519	Amneal Pharmaceuticals LLC, LIBOR 3M + 3.500%(1)	(BB-, B1)	11/01/19	4.833	6,571,321

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$16,922	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(BB-, Ba2)	04/29/24	5.500	$17,173,588
25,634	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.250%(1)	(BB, Ba2)	01/31/25	3.452	25,754,454
15,000	Parexel International Corp., LIBOR 1M + 3.000%(1)	(B, B1)	09/27/24	4.242	15,159,375
15,662	RPI Finance Trust, LIBOR 3M + 2.000%(1)	(BBB-, Baa2)	03/27/23	3.333	15,741,600
17,706	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 4.750%(1)	(BB-, Ba3)	04/01/22	5.990	18,117,390
					106,143,016
Real Estate Development & Management (0.8%)
4,627	Capital Automotive LP, LIBOR 1M + 6.000%(1),(2)	(CCC+, NR)	03/24/25	7.250	4,765,892
24,000	Hanjin International Corp., LIBOR 3M + 2.500%(1),(2)	(B+, Ba3)	09/20/20	3.854	24,150,000
					28,915,892
Real Estate Investment Trusts (2.0%)
25,154	DTZ U.S. Borrower LLC, LIBOR 3M + 3.250%(1)	(B+, B1)	11/04/21	4.586	25,329,319
8,706	iStar, Inc., LIBOR 1M + 3.000%(1),(2)	(BB-, Ba2)	10/01/21	4.238	8,825,416
13,912	Quality Care Properties, Inc., LIBOR 1M + 5.250%(1)	(B+, Caa1)	10/31/22	6.492	14,042,911
23,300	VICI Properties 1 LLC, LIBOR 1M + 3.500%(1)	(NR, NR)	10/14/22	4.738	23,362,328
					71,559,974
Recreation & Travel (0.3%)
6,000	Legendary Pictures Funding LLC, LIBOR 3M + 6.000%(1),(2),(6)	(NR, NR)	04/22/20	7.333	5,947,500
4,250	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(5)	(B+, B2)	03/03/24	4.654	5,643,226
					11,590,726
Restaurants (1.5%)
35,014	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/16/24	3.528	35,096,817
7,526	Golden Nugget, Inc., LIBOR 2M + 3.250%(1)	(B+, Ba3)	10/04/23	4.526	7,612,343
11,773	Pizza Hut Holdings LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/16/23	3.237	11,867,648
					54,576,808
Software - Services (9.8%)
18,320	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	06/13/24	4.817	18,290,963
6,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC+, Caa2)	06/13/25	8.567	6,055,130
5,500	Applied Systems, Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/19/24	4.574	5,578,293

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$10,288	Aricent Technologies, LIBOR 1M + 4.500%(1)	(B-, B2)	04/14/21	5.739	$10,350,718
4,530	Aricent Technologies, LIBOR 1M + 8.500%(1)	(CCC, Caa2)	04/14/22	9.739	4,562,571
11,632	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/27/24	4.250	11,696,654
9,139	Duff & Phelps Corp., LIBOR 3M + 3.250%(1)	(B, B2)	10/06/24	4.607	9,241,224
6,115	EagleView Technology Corp., LIBOR 3M + 4.250%(1)	(B, B3)	07/22/22	5.580	6,147,702
13,339	Epicor Software Corp., LIBOR 1M + 3.750%(1)	(B-, B2)	06/01/22	5.000	13,435,999
9,927	Evertec Group LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	04/17/20	3.736	9,654,430
977	Evertec Group LLC, LIBOR 1M + 2.500%(1),(2)	(B+, B1)	01/17/20	3.735	952,387
7,932	Eze Castle Software, Inc., LIBOR 3M + 3.000%(1)	(B, B1)	04/06/20	4.333	7,986,843
931	Eze Castle Software, Inc., LIBOR 3M + 6.500%(1)	(CCC+, Caa1)	04/05/21	7.833	933,982
2,250	Flexera Software LLC, LIBOR 3M + 3.500%(1)	(B, B1)	04/02/20	4.830	2,269,752
3,000	Flexera Software LLC, LIBOR 3M + 7.000%(1),(2)	(B-, Caa1)	04/02/21	8.330	3,003,750
1,810	Global Payments, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	04/21/23	3.242	1,821,879
19,196	Go Daddy Operating Company LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	02/15/24	3.742	19,322,506
4,963	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 7.750%(1),(3)	(B, B2)	12/01/23	3.750	5,855,800
22,038	Greeneden U.S. Holdings II LLC, LIBOR 3M + 3.750%(1)	(B, B2)	12/01/23	5.083	22,213,853
9,950	Infor (U.S.), Inc., EURIBOR 3M + 7.750%(1),(3)	(B, B1)	02/01/22	3.750	11,679,635
16,682	Infor (U.S.), Inc., LIBOR 3M + 2.750%(1)	(B, B1)	02/01/22	4.083	16,726,768
21,686	Kronos, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	11/01/23	4.811	21,865,419
7,580	Kronos, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	11/01/24	9.561	7,831,793
14,919	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	11/19/21	3.742	14,983,871
1,970	MA FinanceCo. LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	3.989	1,979,880
5,000	Misys Europe S.A., EURIBOR 3M + 3.250%(1),(3)	(B, B2)	06/13/24	4.250	5,853,873
11,762	Omnitracs, Inc., LIBOR 3M + 3.750%(1)	(B+, B1)	11/25/20	5.090	11,910,776
7,750	Omnitracs, Inc., LIBOR 3M + 7.750%(1)	(CCC+, Caa1)	05/25/21	9.090	7,782,317
10,611	Pinnacle Holdco Sarl, LIBOR 3M + 5.500%(1),(6)	(CCC, Caa2)	07/30/19	6.840	10,518,001
13,969	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B, B3)	04/26/24	5.040	13,698,684
6,419	Sabre GLBL, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	02/22/24	3.492	6,456,392
10,325	Solera LLC, LIBOR 1M + 3.250%(1)	(B, Ba3)	03/03/23	4.492	10,414,597
13,497	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	07/08/22	3.492	13,593,614
619	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	07/08/22	3.492	623,837

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$7,779	Sungard Availability Services Capital, Inc., LIBOR 1M + 5.000%(1),(6)	(B, B1)	03/31/19	6.242	$7,263,475
2,418	Symantec Corp., LIBOR 2M + 1.750%(1)	(BB+, NR)	08/01/21	3.030	2,415,149
5,162	Syniverse Holdings, Inc., LIBOR 3M + 3.000%(1)	(B, B3)	04/23/19	4.333	5,040,371
6,090	Syniverse Holdings, Inc., LIBOR 3M + 3.000%(1)	(B, B3)	04/23/19	4.242	5,945,956
10,978	Verint Systems, Inc., LIBOR 3M + 2.250%(1)	(BBB-, Ba2)	06/29/24	3.561	11,025,527
3,195	Wall Street Systems Delaware, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	08/26/23	4.833	3,218,422
4,200	Wall Street Systems Delaware, Inc., EURIBOR 3M + 3.250%(1),(3)	(B, B2)	08/26/23	4.250	4,921,317
					355,124,110
Specialty Retail (0.2%)
4,987	BJ's Wholesale Club, Inc., LIBOR 1M + 3.750%(1)	(B-, B3)	02/03/24	4.988	4,874,054
3,430	Sally Holdings, LLC, LIBOR 1M + 2.500%(1)	(BBB-, Ba1)	07/05/24	3.750	3,438,575
					8,312,629
Steel Producers/Products (0.3%)
12,504	Zekelman Industries, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	06/14/21	4.073	12,611,241
Support - Services (4.5%)
15,959	Allied Universal Holdco LLC, LIBOR 3M + 3.750%(1)	(B+, B2)	07/28/22	5.083	15,928,133
19,921	BakerCorp International, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	02/07/20	4.380	19,643,201
30,174	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/21/24	5.615	30,400,683
31,546	Change Healthcare Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	03/01/24	3.992	31,762,581
8,447	SAI Global Ltd., LIBOR 3M + 4.500%(1),(2)	(B+, Ba3)	12/20/23	5.833	8,553,094
1,279	SGS Cayman LP, LIBOR 3M + 5.375%(1),(2)	(BB-, Caa1)	04/23/21	6.708	1,231,321
1,949	Sprint Industrial Holdings LLC, LIBOR 3M + 5.750%(1),(6)	(CCC+, Caa1)	05/14/19	7.083	1,788,308
2,485	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(6)	(CC, Caa3)	11/14/19	13.500	678,489
13,840	Sterigenics-Nordion Holdings LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/15/22	4.242	13,870,760
5,496	Sutherland Global Services, Inc., LIBOR 3M + 5.375%(1),(2)	(BB-, Caa1)	04/23/21	6.708	5,289,694
12,438	The Geo Group, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba3)	03/22/24	3.570	12,463,370
3,273	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(1)	(CCC+, Caa2)	08/25/25	8.992	3,304,096

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$10,364	Xerox Business Services LLC, LIBOR 1M + 2.250%(1),(2)	(BB+, Ba2)	11/18/21	3.492	$10,390,020
7,500	Xerox Business Services LLC, EURIBOR 3M + 2.250%(1),(3)	(BB+, Ba2)	11/18/21	2.250	8,731,664
					164,035,414
Tech Hardware & Equipment (1.2%)
3,157	Avaya, Inc., LIBOR 1M + 7.500%(1)	(BB-, NR)	01/24/18	8.741	3,176,401
14,946	CommScope, Inc., LIBOR 3M + 2.000%(1)	(BB+, Baa3)	12/29/22	3.366	15,032,862
15,967	Dell, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Baa3)	12/31/18	2.750	15,995,487
10,888	Western Digital Corp., LIBOR 1M + 2.750%(1)	(BBB-, Ba1)	04/29/23	3.990	10,948,968
					45,153,718
Telecom - Wireless (1.3%)
10,815	SBA Senior Finance II LLC, LIBOR 1M + 2.250%(1)	(BB, B1)	06/10/22	3.500	10,865,083
35,232	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	3.750	35,404,908
					46,269,991
Telecom - Wireline Integrated & Services (3.5%)
19,975	CenturyLink, Inc.(4)	(BBB-, Ba3)	01/31/25	2.750	19,756,573
3,904	Ciena Corp., LIBOR 1M + 2.500%(1)	(BB+, Ba2)	01/28/22	3.739	3,923,812
10,952	Equinix, Inc., EURIBOR 3M + 2.500%(1),(3)	(BBB-, Ba2)	01/05/24	2.500	12,845,982
4,925	Equinix, Inc., LIBOR 3M + 3.000%(1),(5)	(BBB-, Ba2)	01/09/23	3.330	6,564,683
29,780	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	3.489	29,931,580
18,443	LTS Buyer LLC(4)	(B, B1)	04/13/20	6.500	18,512,620
5,000	Ufinet Telecom Holding S.L.U., EURIBOR 3M + 3.500%(1),(3)	(B, B2)	06/30/23	3.500	5,861,154
29,568	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	3.489	29,722,178
					127,118,582
Theaters & Entertainment (1.7%)
8,068	Lions Gate Entertainment Corp., LIBOR 1M + 3.000%(1)	(BB-, Ba2)	12/08/23	4.242	8,138,691
11,855	Live Nation Entertainment, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba1)	10/31/23	3.500	11,931,339
327	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(2),(6),(9)	(NR, NR)	10/17/22	9.333	283,390
3,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(3)	(BB-, Ba3)	12/31/23	3.000	3,505,334
2,488	Technicolor S.A., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/31/23	4.067	2,497,612
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(3)	(BB-, Ba3)	11/18/23	3.500	7,606,249
23,013	William Morris Endeavor Entertainment LLC, LIBOR 3M + 3.250%(1)	(B+, B1)	05/06/21	4.640	23,211,794

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$3,800	William Morris Endeavor Entertainment LLC, LIBOR 3M + 7.250%(1),(2)	(B-, Caa1)	05/06/22	8.630	$3,828,500
					61,002,909
Transport Infrastructure/Services (0.4%)
5,919	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/24	4.242	5,893,445
5,000	MSX International, Inc., EURIBOR 3M + 5.500%(1),(3)	(NR, NR)	01/06/24	5.500	5,884,453
3,622	PODS LLC, LIBOR 1M + 3.250%(1),(6)	(B+, B2)	02/02/22	4.485	3,648,992
					15,426,890
Trucking & Delivery (0.7%)
11,700	Navios Maritime Partners LP, LIBOR 3M + 5.000%(1)	(B+, B3)	09/14/20	6.320	11,689,063
13,722	XPO Logistics, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba1)	11/01/21	3.599	13,819,238
					25,508,301
TOTAL BANK LOANS (Cost $2,996,917,514)					3,006,849,917
CORPORATE BONDS (10.0%)
Auto Parts & Equipment (0.2%)
5,750	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B+, B2)	11/15/26	5.625	5,980,000
Automakers (0.0%)
1,000	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes, LIBOR 3M + 0.570%(1)	(BBB, Baa2)	12/06/17	1.886	1,000,364
Banking (0.0%)
1,600	HSBC U.S.A., Inc., Senior Unsecured Notes, LIBOR 3M + 0.340%(1)	(A, A2)	11/13/17	1.649	1,600,157
Brokerage (0.3%)
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/17 @ 105.16)(10)	(B, B1)	04/15/22	6.875	1,827,000
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/17 @ 105.63)(10)	(B, B1)	04/15/21	7.500	5,237,500
3,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(10)	(B+, B2)	09/15/25	5.750	3,648,750
					10,713,250

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials (0.6%)
$2,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(10)	(B+, B3)	12/15/23	5.750	$2,130,000
15,500	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(10)	(B-, Caa1)	08/15/20	12.000	16,856,250
3,000	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(10)	(CCC+, Caa1)	05/15/23	9.000	3,172,500
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,615,680
					23,774,430
Cable & Satellite TV (0.9%)
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(10)	(BB-, B1)	02/15/23	6.625	797,733
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(BB-, B1)	05/15/26	7.500	4,395,000
3,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	3,336,000
3,900	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(10)	(BB-, Ba3)	02/15/25	6.875	4,231,500
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB, Ba1)	10/15/25	6.625	1,098,500
1,008	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(10)	(B, B2)	10/15/25	10.875	1,237,320
5,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B+, B1)	05/01/26	7.375	5,393,750
9,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 12/01/17 @ 104.50)(10)	(B+, B1)	05/15/22	6.000	9,393,750
2,730	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(BB-, Ba3)	01/15/27	5.500	2,791,425
					32,674,978

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (0.2%)
$2,500	Kronos International, Inc., Reg S, Senior Secured Notes (Callable 09/15/20 @ 102.81)(3),(11)	(B+, B2)	09/15/25	3.750	$3,048,304
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 12/01/17 @ 101.59)(10)	(B+, B1)	10/15/19	6.375	2,037,500
3,839	Westlake Chemical Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BBB, Baa3)	05/15/23	4.875	3,987,761
					9,073,565
Consumer/Commercial/Lease Financing (0.2%)
6,630	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 11/16/17 @ 103.63)(10)	(CCC+, Caa2)	08/01/22	7.250	6,596,850
Diversified Capital Goods (0.3%)
9,525	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(B+, B1)	10/15/25	4.875	9,650,016
Electronics (0.3%)
10,000	Intel Corp., Global Senior Unsecured Notes	(A+, A1)	12/15/17	1.350	10,000,325
Energy - Exploration & Production (0.3%)
6,000	Chevron Corp., Global Senior Unsecured Notes, LIBOR 3M + 0.360%(1)	(AA-, Aa2)	11/09/17	1.671	6,000,462
3,800	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 12/01/17 @ 102.17)(12)	(BB-, B3)	11/01/21	6.500	3,885,500
					9,885,962
Gas Distribution (0.1%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	2,542,500
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 12/01/17 @ 102.88)	(BB-, B1)	02/15/21	5.750	765,300
					3,307,800
Health Services (0.3%)
10,406	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(10)	(BB-, Ba2)	10/01/24	5.125	10,770,210

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (0.5%)
$1,000	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.50)(10)	(CCC+, Caa2)	08/15/25	7.000	$1,045,000
18,900	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/01/17 @ 100.00)(10),(13)	(CCC+, Caa2)	07/15/19	17.000	18,970,875
					20,015,875
Investments & Misc. Financial Services (0.1%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 11/30/17 @ 104.19)(5),(10)	(B+, B2)	08/01/20	8.375	2,787,201
Media - Diversified (0.2%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 12/01/17 @ 103.00)	(B+, Ba3)	04/15/22	6.000	4,724,225
2,500	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	2,318,750
					7,042,975
Media Content (0.1%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(10)	(B, B3)	06/15/24	7.625	3,924,375
Medical Products (0.0%)
710	Alere, Inc., Global Company Guaranteed Notes (Callable 11/02/17 @ 100.00)	(NR, B3)	07/01/18	7.250	710,355
Metals & Mining - Excluding Steel (0.4%)
5,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	5,393,750
2,100	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 12/01/17 @ 102.75)(6),(7)	(NR, NR)	06/01/19	11.000	126
7,770	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(10),(12)	(B-, B3)	06/15/22	8.750	7,905,975
					13,299,851

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services (0.7%)
$5,600	FTS International, Inc., Global Senior Secured Notes (Callable 12/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	$5,460,000
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes(10)	(NR, Ca)	12/01/17	7.250	2,010,510
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 12/01/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	4,488,750
2,650	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 12/01/17 @ 100.00)(10)	(B-, B2)	11/01/18	8.625	2,659,937
10,229	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 12/01/17 @ 104.31)(10)	(B-, B2)	11/02/20	9.500	10,433,264
					25,052,461
Oil Refining & Marketing (0.2%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 12/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	7,766,465
Packaging (0.2%)
3,500	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(10)	(BB, Ba3)	05/15/23	4.625	3,609,375
900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa1)	01/15/25	6.875	932,063
2,200	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(10)	(BB-, B1)	08/15/23	5.875	2,418,625
					6,960,063
Pharmaceuticals (0.2%)
1,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(10)	(B-, Caa1)	04/15/25	6.125	843,750
650	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(10)	(B-, Caa1)	05/15/23	5.875	550,875
5,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/19 @ 103.25)(10)	(BB-, Ba3)	03/15/22	6.500	5,312,500
					6,707,125

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (0.7%)
$3,850	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	$3,941,438
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	1,048,750
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	5,137,500
5,900	iStar, Inc., Senior Unsecured Notes (Callable 12/01/17 @ 101.25)	(BB-, B1)	07/01/19	5.000	5,962,687
2,000	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	2,100,000
7,700	VICI FC, Inc., Global Senior Secured Notes (Callable 10/15/18 @ 103.00), LIBOR 3M + 3.500%(1),(12)	(NR, NR)	10/15/22	4.847	7,777,000
					25,967,375
Recreation & Travel (0.4%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	4,185,000
9,228	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	9,516,375
					13,701,375
Software - Services (0.4%)
7,270	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(10)	(BB+, Ba1)	06/01/27	4.875	7,597,150
3,000	Epicor Software Corp.(2)	(CCC, Caa2)	06/01/23	9.585	3,007,500
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(10)	(B, B3)	01/15/24	5.750	5,775,000
					16,379,650
Specialty Retail (0.2%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	1,030,000
7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	7,225,365
					8,255,365

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (0.3%)
$5,200	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(10)	(B+, B3)	12/15/21	9.500	$5,302,700
1,000	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(10)	(B+, B2)	12/15/24	10.500	1,180,000
3,000	URS Fox U.S. LP, Global Company Guaranteed Notes (Callable 01/01/22 @ 100.00)	(BB-, NR)	04/01/22	5.000	3,131,250
					9,613,950
Tech Hardware & Equipment (0.2%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(BB-, Ba3)	03/15/27	5.000	2,928,261
3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/17 @ 102.50)(10)	(BB-, Ba3)	06/15/21	5.000	3,583,125
					6,511,386
Telecom - Wireless (1.1%)
10,000	Sprint Spectrum Co. II LLC, Rule 144A(10)	(NR, Baa2)	09/20/21	3.360	10,170,000
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB, Ba3)	04/15/24	6.000	2,145,000
12,890	Wind Acquisition Finance S.A., Rule 144A, Secured Notes (Callable 12/01/17 @ 103.69)(10)	(B, B3)	04/23/21	7.375	13,422,357
14,585	Wind Acquisition Finance S.A., Rule 144A, Senior Secured Notes (Callable 11/03/17 @ 101.19)(10)	(BB, Ba3)	07/15/20	4.750	14,760,793
					40,498,150
Telecom - Wireline Integrated & Services (0.1%)
4,500	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10)	(CCC+, Caa1)	12/31/24	7.875	4,809,375
Theaters & Entertainment (0.1%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(12)	(B+, B2)	05/15/27	6.125	771,125
1,000	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(10)	(BB, Ba1)	06/15/23	6.000	1,065,000
					1,836,125

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services (0.2%)
$3,000	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 05/03/18 @ 101.00), EURIBOR 3M + 2.750%(1),(3),(11)	(BB-, B1)	01/20/24	2.467	$3,515,819
1,750	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 11/03/19 @ 101.31)(3),(11)	(BB-, B1)	01/20/23	2.625	2,049,875
400	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 11/03/20 @ 101.56)(3),(11)	(BB-, B1)	01/20/25	3.125	467,669
					6,033,363
TOTAL CORPORATE BONDS (Cost $356,669,638)					362,900,767
ASSET BACKED SECURITIES (2.5%)
Collateralized Debt Obligations (2.5%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	6.639	3,513,002
3,500	ALM XVI LLC, 2015-16A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	07/15/27	4.559	3,507,602
2,000	Apidos CLO XIX, 2014-19A, Rule 144A, LIBOR 3M + 5.450%(1),(10)	(NR, Ba3)	10/17/26	6.803	2,004,525
2,500	BlueMountain CLO Ltd., 2015-4A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(BB, NR)	01/20/27	7.863	2,529,571
2,000	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	6.714	2,016,982
3,234	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	3,233,127
2,736	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,758,991
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba2)	07/27/26	7.124	752,529
1,000	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.200%(1),(10)	(NR, B3)	04/27/27	7.574	976,776
2,750	Carlyle Global Market Strategies CLO Ltd., 2016-1A, Rule 144A, LIBOR 3M + 4.900%(1),(10)	(BBB-, NR)	04/20/27	6.263	2,794,382
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(4),(6),(10),(14)	(NR, NR)	07/20/31	0.000	1,791,302
2,500	CIFC Funding Ltd., 2013-3A, Rule 144A, LIBOR 3M + 4.750%(1),(10)	(BB, NR)	10/24/25	6.115	2,509,333
4,000	CIFC Funding Ltd., 2013-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(NR, Baa2)	11/27/24	4.667	4,007,977
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A, LIBOR 3M + 5.950%(1),(10)	(BB, NR)	11/15/23	7.265	2,009,125

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,000	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 6.350%(1),(10)	(NR, Ba3)	10/15/29	7.700	$953,653
1,990	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	3.857	2,032,790
8,209	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	5.093	8,564,459
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.100%(1),(10)	(BB, NR)	04/22/26	6.463	3,020,472
3,500	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	01/17/27	3.703	3,529,389
2,450	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 5.600%(1),(10)	(BB, NR)	01/17/27	6.953	2,469,625
1,500	ICG U.S. CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.450%(1),(10)	(NR, Baa3)	10/15/26	4.809	1,501,466
3,750	ICG U.S. CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 3.600%(1),(10)	(NR, Baa3)	01/25/27	4.967	3,759,681
2,500	KKR CLO Ltd., 2014-14D, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	07/15/28	8.359	2,559,714
1,500	LCM XVIII LP, 18A, Rule 144A, LIBOR 3M + 3.800%(1),(10)	(BBB, NR)	04/20/27	5.163	1,521,390
1,500	Magnetite XIV Ltd., 2015-14A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(NR, B2)	07/18/28	7.854	1,472,777
4,000	MP CLO VI Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(NR, A2)	01/15/27	3.609	4,019,046
1,500	Ocean Trails CLO V, 2014-5A, Rule 144A, LIBOR 3M + 3.600%(1),(10)	(BBB, NR)	10/13/26	4.959	1,503,656
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 4.950%(1),(10)	(NR, Baa3)	04/15/27	6.309	2,284,160
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(4),(6),(10),(14)	(NR, NR)	04/15/26	0.000	1,055,771
2,470	THL Credit Wind River CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.900%(1),(10)	(NR, Baa3)	07/15/26	5.259	2,482,923
3,000	VENTURE XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(2),(10)	(NR, Baa2)	09/10/29	4.617	3,031,441
2,500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(2),(10)	(NR, Ba3)	07/20/28	8.113	2,540,470
1,650	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	8.363	1,697,700
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 3.900%(1),(10)	(NR, Baa3)	06/20/29	5.225	1,526,684
3,000	Voya CLO Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.400%(1),(10)	(NR, Baa3)	04/18/27	4.754	3,035,703
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(4),(6),(10),(14)	(NR, NR)	04/17/30	0.000	2,591,271
TOTAL ASSET BACKED SECURITIES (Cost $90,665,684)					91,559,465

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Number of Shares				Value
COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(2),(6),(9),(15)			$2,390,197
Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(6),(9),(15)			76
Chemicals (0.0%)
9,785	Huntsman Corp.(6)			313,316
Energy Equipment & Services (0.2%)
222,289	Ocean Rig UDW, Inc.(15)			5,952,899
Health Services (0.0%)
268,452	Valitas Health Services, Inc.(2),(9)			268,452
Printing & Publishing (0.0%)
708	F & W Media, Inc.(2),(6)			71
Support - Services (0.0%)
692	Sprint Industrial Holdings LLC, Class G(2),(9),(15)			7
63	Sprint Industrial Holdings LLC, Class H(2),(9),(15)			1
153	Sprint Industrial Holdings LLC, Class I(2),(9),(15)			1
				9
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(2),(6),(9),(15)			40
TOTAL COMMON STOCKS (Cost $8,323,551)				8,925,060
SHORT-TERM INVESTMENTS (8.4%)
7,049,810	State Street Navigator Securities Lending Government Money Market Portfolio, 1.00%(16)			7,049,810
Par (000)		Maturity	Rate%
$6,550	Molson Coors Brewing Co.(14)	11/10/17	0.000	6,547,495
280,601	State Street Bank and Trust Co. Euro Time Deposit	11/01/17	0.120	280,601,244
13,000	Tiffany & Co.(14)	11/14/17	0.000	12,993,897
TOTAL SHORT-TERM INVESTMENTS (Cost $307,192,446)				307,192,446
TOTAL INVESTMENTS AT VALUE (103.8%) (Cost $3,759,768,833)				3,777,427,655
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.8%)				(137,001,703)
NET ASSETS (100.0%)				$3,640,425,952

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2017.

(2)  Security is valued using significant unobservable inputs.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

(3)  This security is denominated in Euro.

(4)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2017.

(5)  This security is denominated in British Pound.

(6)  Illiquid security (unaudited).

(7)  Bond is currently in default.

(8)  A portion is an unfunded loan commitment (See note 2-I).

(9)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(10)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities amounted to a value of $339,840,480 or 9.3% of net assets.

(11)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(12)  Security or portion thereof is out on loan (See note 2-J).

(13)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(14)  Zero-coupon security.

(15)  Non-income producing security.

(16)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2017.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

1W = 1 Week

ADR = American Depositary Receipt

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2017

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,850,000	USD	2,238,474	10/12/18	Morgan Stanley	$2,238,474	$2,202,354	$(36,120)
GBP	1,450,000	USD	1,944,904	10/12/18	Morgan Stanley	1,944,904	1,946,400	1,496
USD	1,126,230	EUR	1,000,000	12/15/17	Morgan Stanley	(1,126,230)	(1,167,761)	(41,531)
USD	79,575,822	EUR	73,099,625	12/15/17	Morgan Stanley	(79,575,822)	(85,362,911)	(5,787,089)
USD	101,180,120	EUR	83,800,000	10/12/18	Morgan Stanley	(101,180,120)	(99,760,705)	1,419,415
USD	16,795,496	GBP	12,740,000	12/15/17	Morgan Stanley	(16,795,496)	(16,940,145)	(144,649)
USD	66,273,040	GBP	49,600,000	10/12/18	Morgan Stanley	(66,273,040)	(66,580,289)	(307,249)
								$(4,895,727)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2017

Assets
Investments at value, including collateral for securities on loan of $7,049,810 (Cost $3,759,768,833) (Note 2)	$3,777,427,655[1]
Cash	50,000
Foreign currency at value (Cost $11,584,168)	11,421,128
Receivable for investments sold	32,763,651
Interest receivable	17,591,127
Receivable for Fund shares sold	8,186,954
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,420,911
Prepaid expenses and other assets	120,754
Total assets	3,848,982,180
Liabilities
Investment advisory fee payable (Note 3)	1,351,435
Administrative services fee payable (Note 3)	171,475
Shareholder servicing/Distribution fee payable (Note 3)	163,361
Payable for investments purchased	182,787,261
Payable upon return of securities loaned (Note 2)	7,049,810
Unrealized depreciation on forward foreign currency contracts (Note 2)	6,316,638
Payable for Fund shares redeemed	4,311,505
Dividend payable	3,213,295
Unfunded loan commitments (Note 2)	1,791,983
Trustees' fee payable	15,156
Accrued expenses	1,384,309
Total liabilities	208,556,228
Net Assets
Capital stock, $.001 par value (Note 6)	529,845
Paid-in capital (Note 6)	3,641,290,925
Distributions in excess of net investment income	(3,346,513)
Accumulated net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(10,711,584)
Net unrealized appreciation from investments, foreign currency translations and forward foreign currency contracts	12,663,279
Net assets	$3,640,425,952
I Shares
Net assets	$3,236,360,312
Shares outstanding	471,359,025
Net asset value, offering price and redemption price per share	$6.87
A Shares
Net assets	$284,455,931
Shares outstanding	41,211,765
Net asset value and redemption price per share	$6.90
Maximum offering price per share (net asset value/(1-4.75%))	$7.24
B Shares
Net assets	$956,108
Shares outstanding	137,825
Net asset value and offering price per share	$6.94
C Shares
Net assets	$118,653,601
Shares outstanding	17,136,636
Net asset value and offering price per share	$6.92

1  Includes $6,901,536 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2017

Investment Income
Interest	$156,262,160
Dividends	4,893
Securities lending (net of rebates)	58,674
Total investment income	156,325,727
Expenses
Investment advisory fees (Note 3)	19,221,494
Administrative services fees (Note 3)	586,392
Shareholder servicing/Distribution fees (Note 3)
Class A	690,076
Class B	15,299
Class C	1,197,350
Transfer agent fees (Note 3)	3,320,412
Custodian fees	684,611
Commitment fees (Note 4)	605,530
Registration fees	215,437
Printing fees	179,216
Insurance expense	66,211
Audit and tax fees	54,679
Legal fees	54,130
Trustees' fees	49,060
Miscellaneous expense	57,075
Total expenses	26,996,972
Less: fees waived (Note 3)	(2,404,609)
Net expenses	24,592,363
Net investment income	131,733,364
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(3,818,147)
Net realized gain from foreign currency transactions	2,189,108
Net realized loss from forward foreign currency contracts	(10,993,274)
Net change in unrealized appreciation (depreciation) from investments	61,145,892
Net change in unrealized appreciation (depreciation) from foreign currency translations	(102,005)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(5,169,749)
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	43,251,825
Net increase in net assets resulting from operations	$174,985,189

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
From Operations
Net investment income	$131,733,364	$122,223,478
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(12,622,313)	(1,883,565)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	55,874,138	22,729,073
Net increase in net assets resulting from operations	174,985,189	143,068,986
From Dividends
Dividends from net investment income
Class I	(114,409,144)	(104,574,110)
Class A	(10,409,756)	(11,144,809)
Class B	(47,250)	(71,524)
Class C	(3,659,108)	(4,588,704)
Return of capital
Class I shares	(2,668,965)	(1,757,990)
Class A shares	(242,841)	(197,458)
Class B shares	(1,102)	(1,512)
Class C shares	(85,361)	(97,164)
Net decrease in net assets resulting from dividends	(131,523,527)	(122,433,271)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,622,987,334	1,092,868,973
Reinvestment of dividends	91,243,668	80,494,692
Net asset value of shares redeemed	(898,835,466)	(1,003,735,483)
Net increase in net assets from capital share transactions	815,395,536	169,628,182
Net increase in net assets	858,857,198	190,263,897
Net Assets
Beginning of year	2,781,568,754	2,591,304,857
End of year	$3,640,425,952	$2,781,568,754
Distributions in excess of net investment income	$(3,346,513)	$(4,054,371)

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$6.77	$6.72	$6.86	$6.94	$6.89
INVESTMENT OPERATIONS
Net investment income[1]	0.28	0.32	0.29	0.28	0.30
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.10	0.05	(0.14)	(0.08)	0.07
Total from investment operations	0.38	0.37	0.15	0.20	0.37
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.31)	(0.29)	(0.28)	(0.32)
Distributions from net realized gains	—	—	(0.00)[3]	—	—
Return of capital	(0.01)	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.28)	(0.32)	(0.29)	(0.28)	(0.32)
Net asset value, end of year	$6.87	$6.77	$6.72	$6.86	$6.94
Total return[4]	5.75%	5.79%	2.33%	2.94%	5.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,236,360	$2,438,027	$2,167,955	$1,343,741	$876,418
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.70%	0.70%	0.70%	0.70%[5]	0.70%[5]
Ratio of net investment income to average net assets	4.12%	4.87%	4.29%	4.04%	4.35%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.11%	0.07%	0.07%	0.07%
Portfolio turnover rate	64%	48%	46%	57%	89%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$6.80	$6.75	$6.89	$6.98	$6.92
INVESTMENT OPERATIONS
Net investment income[1]	0.27	0.31	0.28	0.26	0.29
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.10	0.05	(0.14)	(0.09)	0.07
Total from investment operations	0.37	0.36	0.14	0.17	0.36
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.30)	(0.28)	(0.26)	(0.30)
Distributions from net realized gains	—	—	(0.00)[3]	—	—
Return of capital	(0.01)	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.27)	(0.31)	(0.28)	(0.26)	(0.30)
Net asset value, end of year	$6.90	$6.80	$6.75	$6.89	$6.98
Total return[4]	5.48%	5.52%	2.09%	2.53%	5.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$284,456	$227,399	$286,805	$358,095	$456,550
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense	0.95%	0.95%	0.95%	0.95%[5]	0.95%[5]
Ratio of net investment income to average net assets	3.87%	4.63%	4.06%	3.79%	4.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.11%	0.07%	0.07%	0.07%
Portfolio turnover rate	64%	48%	46%	57%	89%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$6.84	$6.79	$6.91	$7.00	$6.93
INVESTMENT OPERATIONS
Net investment income[1]	0.22	0.26	0.23	0.21	0.25
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.10	0.05	(0.12)	(0.09)	0.07
Total from investment operations	0.32	0.31	0.11	0.12	0.32
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.25)	(0.23)	(0.21)	(0.25)
Distributions from net realized gains	—	—	(0.00)[3]	—	—
Return of capital	(0.01)	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.22)	(0.26)	(0.23)	(0.21)	(0.25)
Net asset value, end of year	$6.94	$6.84	$6.79	$6.91	$7.00
Total return[4]	4.69%	4.73%	1.64%	1.77%	4.64%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$956	$1,800	$2,112	$3,638	$4,422
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%	1.70%	1.70%	1.70%[5]	1.70%[5]
Ratio of net investment income to average net assets	3.17%	3.89%	3.34%	3.07%	3.52%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.11%	0.07%	0.07%	0.07%
Portfolio turnover rate	64%	48%	46%	57%	89%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$6.82	$6.77	$6.91	$7.00	$6.94
INVESTMENT OPERATIONS
Net investment income[1]	0.22	0.26	0.23	0.21	0.24
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.10	0.05	(0.14)	(0.09)	0.07
Total from investment operations	0.32	0.31	0.09	0.12	0.31
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.25)	(0.23)	(0.21)	(0.25)
Distributions from net realized gains	—	—	(0.00)[3]	—	—
Return of capital	(0.01)	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.22)	(0.26)	(0.23)	(0.21)	(0.25)
Net asset value, end of year	$6.92	$6.82	$6.77	$6.91	$7.00
Total return[4]	4.69%	4.73%	1.33%	1.77%	4.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$118,654	$114,343	$134,433	$170,015	$167,653
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%	1.70%	1.70%	1.70%[5]	1.70%[5]
Ratio of net investment income to average net assets	3.13%	3.89%	3.32%	3.04%	3.40%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.11%	0.07%	0.07%	0.07%
Portfolio turnover rate	64%	48%	46%	57%	89%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2017

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,782,123,032	$224,726,885	$3,006,849,917
Corporate Bonds	—	359,893,267	3,007,500	362,900,767
Asset Backed Securities	—	84,196,252	7,363,213	91,559,465
Common Stocks	6,266,215	—	2,658,845	8,925,060
Short-term Investments	—	307,192,446	—	307,192,446
	$6,266,215	$3,533,404,997	$237,756,443	$3,777,427,655
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,420,911	$—	$1,420,911
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$6,316,638	$—	$6,316,638

*Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of October 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2016	$223,042,749	$1,084,551	$—	$377,616	$224,504,916
Accrued discounts (premiums)	755,104	103,148	4,763	—	863,015
Purchases	155,083,661	3,025,910	7,313,625	2,859,830	168,283,026
Sales	(103,391,899)	(1,042,605)	—	(287,500)	(104,722,004)
Realized gain (loss)	(152,486)	924,735	—	(90,000)	682,249
Change in unrealized appreciation (depreciation)	2,385,218	(1,088,239)	44,825	(201,172)	1,140,632
Transfers into Level 3	58,560,781	—	—	71	58,560,852
Transfers out of Level 3	(111,556,243)	—	—	—	(111,556,243)
Balance as of October 31, 2017	$224,726,885	$3,007,500	$7,363,213	$2,658,845	$237,756,443
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2017	$2,687,755	$(3,688)	$44,825	$(201,172)	$2,527,720

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2017	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Bank Loans	$283,390	Market Approach	Comparable Bond Price	N/A
	$224,443,495	Vendor Pricing	Single Broker Quote	$0.50 – $1.33	($1.01)
Corporate Bonds	$3,007,500	Vendor Pricing	Single Broker Quote	N/A
Asset Backed Securities	$7,363,213	Vendor Pricing	Single Broker Quote	$0.90 – $1.02	($0.98)
Common Stocks	$116	Market Approach	Discount for Illiquidity and EBITDA Multiples	$1.00 – $12.69	($2.53)
	$2,658,720	Vendor Pricing	Single Broker Quote	$0.10 – $17.75	($6.58)
	$9	Market/Income Approach	Comparable Bond Price and Net Realizable Value	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2017, there were no transfers between Level 1 and Level 2, but there was $58,560,852 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $111,556,243 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

Fair Values of Derivative Instruments as of October 31, 2017

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$1,420,911	Unrealized depreciation on forward foreign currency contracts	$6,316,638

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized loss from forward foreign currency contracts	$(10,993,274)	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	$(5,169,749)

For the year ended October 31, 2017, the Fund held an average monthly value on a net basis of $186,631,527 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2017:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$1,420,911	$(1,420,911)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2017:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$6,316,638	$(1,420,911)	$—	$—	$4,895,727

(a)  Forward foreign currency contracts are included.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2017 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2017, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
TricorBraun Holdings, Inc.	11/30/23	3.750	$1,791,983

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2017, the Fund had investment securities on loan with a fair value of $6,901,536. Collateral received for securities loaned and a related liability of $7,049,810 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of October 31, 2017, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2017, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $98,263, of which $20,036 was rebated to borrowers (brokers). The Fund retained $58,674 in income from the cash collateral investment, and SSB, as lending agent, was paid $19,553.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

and the Fund's net asset value.

L) RECENT ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Effective November 15, 2016, for its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. Prior to November 15, 2016, the Fund paid Credit Suisse advisory fees at the annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million, and co-administration fees at an annual rate of 0.09% of the Fund's average daily net assets. On November 15, 2016, the Fund entered into an Investment Management Agreement with Credit Suisse which bundled the advisory and administration fees into a single fee. For the year ended October 31, 2017, investment advisory and administration fees earned and voluntarily waived by Credit Suisse were $19,324,122 and $2,404,609, respectively.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2017, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $483,764.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 3. Transactions with Affiliates and Related Parties (continued)

daily net assets. For the year ended October 31, 2017, the Fund paid Rule 12b-1 distribution fees of $690,076 for Class A shares, $15,299 for Class B shares and $1,197,350 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2017, the Fund paid $2,724,048, which is included within transfer agent fees in the Statement of Operations.

For the year ended October 31, 2017, CSSU and its affiliates advised the Fund that they retained $46,914 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2017 and during the year ended October 31, 2017, the Fund had no borrowings outstanding under the Credit Facility.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2017, purchases and sales of investment securities (excluding short-term investments) were $2,700,951,465 and $1,940,420,214, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Class B shares are shown but not offered. Effective December 15, 2017, all issued and outstanding Class B shares will be converted into Class A shares based on the aggregate net assets attributable to the Class B shares, and respective Class A net asset value per share immediately prior to the conversion. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	211,638,545	$1,447,924,544	149,356,768	$986,928,174
Shares issued in reinvestment of dividends	11,561,446	79,147,727	10,116,253	66,947,489
Shares redeemed	(112,136,288)	(766,942,041)	(121,931,508)	(804,238,116)
Net increase	111,063,703	$760,130,230	37,541,513	$249,637,547
	Class A
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	21,006,156	$144,468,807	12,679,497	$84,108,918
Shares issued in reinvestment of dividends	1,324,811	9,114,328	1,493,495	9,910,448
Shares redeemed	(14,547,205)	(100,063,098)	(23,217,202)	(153,348,811)
Net increase (decrease)	7,783,762	$53,520,037	(9,044,210)	$(59,329,445)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 6. Capital Share Transactions (continued)

	Class B
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	70	$483	454	$3,155
Shares issued in reinvestment of dividends	4,360	30,138	6,631	44,259
Shares redeemed	(129,977)	(898,047)	(54,950)	(364,616)
Net decrease	(125,547)	$(867,426)	(47,865)	$(317,202)
	Class C
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	4,437,086	$30,593,500	3,268,797	$21,828,726
Shares issued in reinvestment of dividends	427,766	2,951,475	539,495	3,592,496
Shares redeemed	(4,485,008)	(30,932,280)	(6,898,846)	(45,783,940)
Net increase (decrease)	379,844	$2,612,695	(3,090,554)	$(20,362,718)

On October 31, 2017, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	46%
Class A	4	66%
Class B	4	66%
Class C	5	74%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2017 and 2016, respectively, was as follows:

Ordinary Income		Return of Capital
2017	2016	2017	2016
$128,525,258	$120,379,147	$2,998,269	$2,054,124

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 7. Income Tax Information and Distributions to Shareholders (continued)

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forward contracts marked to market and income from defaulted bonds. At October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(15,563,446)
Unrealized appreciation	17,381,923
$1,818,477

At October 31, 2017, the Fund had $2,871,951 of unlimited short-term capital loss carryforwards and $12,691,495 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2017, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$3,755,050,189
Unrealized appreciation	$58,546,403
Unrealized depreciation	(41,064,664)
Net unrealized appreciation (depreciation)	$17,481,739

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss) and defaulted bonds, paid-in capital was charged $73, distributions in excess of net investment income was charged $2,500,248 and accumulated net realized loss was credited $2,500,321. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for each of the years in the two-year period ended October 31, 2014, were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Floating Rate High Income Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2017

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 1956	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8	Director of Caleres Inc. (footwear) from May 2012 to present

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	10

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (23 open-end portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 Year of Birth: 1956	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	10	Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-AR-1017

CREDIT SUISSE FUNDS

Annual Report

October 31, 2017

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2017 (unaudited)

November 24, 2017

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the 12-month period ended October 31, 2017.

Performance Summary
11/1/2016 – 10/31/2017

Fund & Benchmark	Performance
Class I1	-1.60%
Class A1,2	-1.79%
Class C1,2	-2.52%
Credit Suisse Managed Futures Liquid Index[3]	-2.19%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A challenging period for managed futures

The twelve-month period ended October 31, 2017 was a tough one for managed futures strategies, with the Credit Suisse Managed Futures Hedge Fund Index returning 0.15% and the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark, returning -2.19%.

Over the past year, as a number of underlying markets experienced medium to long-term reversals, the entire managed futures industry tended to struggle.

Portfolio Review and Outlook: Relative outperformance in a tough climate

The managed futures strategy is generally designed to profit from both upward and downward trending markets across several asset classes including commodities, bonds, equities, and currencies. For the 12-month period ended October 31, 2017, the Fund outperformed its benchmark, with a return of -1.60% (I shares), as compared to -2.19% for the Credit Suisse Managed Futures Liquid Index. Equity positions contributed positively to Fund performance, while fixed income, commodities and currencies detracted from performance.

Equity positions were the largest contributor to Fund performance due to persistent long positions in underlying contracts that generated profits from the sustained equity market rally that began following the U.S. presidential election last November. Earnings improvements, a synchronized global growth cycle, and heightened consumer confidence combined to push markets higher.

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Fixed income positions were the largest detractors from performance, as conflicting inflation measures, central bank policy, and geopolitical risks increased the market's vulnerability to reversals and made it impossible to sustain market trends.

Commodities were the second largest detractor from performance over the period. Although persistent long positions in industrial metals delivered profits, they were offset by losses in energy, precious metals (which fluctuated due to the same challenges as fixed income), and agriculture.

Currencies also detracted from Fund performance. Long U.S. dollar positions initially profited following the election, but legislative setbacks caused a retreat at the beginning of the year that resulted in subsequent losses.

We continue to believe that the unique return profile of managed futures may appeal to investors searching for meaningful portfolio diversifiers that may help mitigate risk and provide uncorrelated returns.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2017; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and Credit Suisse Managed Futures
Liquid Index3 from Inception (9/28/12).

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (6.93)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including CDSC of 1.00%, was (3.47)%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Average Annual Returns as of October 31, 20171

	1 Year	5 Years	Since Inception[2]
Class I	(1.60)%	5.53%	4.92%
Class A Without Sales Charge	(1.79)%	5.28%	4.68%
Class A With Maximum Sales Charge	(6.93)%	4.15%	3.59%
Class C Without CDSC	(2.52)%	4.49%	3.88%
Class C With CDSC	(3.47)%	4.49%	3.88%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.39% for Class I shares, 1.64% for Class A shares and 2.39% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date September 28, 2012.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2017.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2017

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,017.50	$1,016.60	$1,012.10
Expenses Paid per $1,000*	$6.61	$7.88	$11.66
Hypothetical 5% Fund Return
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,018.65	$1,017.39	$1,013.61
Expenses Paid per $1,000*	$6.61	$7.88	$11.67
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Portfolio Breakdown*

United States Treasury Obligations	43.73%
Short-Term Investment[1]	56.27
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2017, if applicable.

8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (39.4%)
$20,000	United States Treasury Bills	(AA+, Aaa)	01/11/18	1.065	$19,959,077
60,000	United States Treasury Bills	(AA+, Aaa)	02/01/18	1.093	59,826,733
20,000	United States Treasury Bills	(AA+, Aaa)	04/05/18	1.181	19,895,698
20,000	United States Treasury Bills	(AA+, Aaa)	05/24/18	1.244	19,859,183
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $119,547,810)					119,540,691
SHORT-TERM INVESTMENTS (50.6%)
153,842	State Street Bank and Trust Co. Euro Time Deposit (Cost $153,841,748)		11/01/17	0.120	153,841,748
TOTAL INVESTMENTS AT VALUE (90.0%) (Cost $273,389,558)					273,382,439
OTHER ASSETS IN EXCESS OF LIABILITIES (10.0%)					30,216,103
NET ASSETS (100.0%)					$303,598,542

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. (Moody's) are unaudited.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2017	419	$32,061,880	$(1,233,094)
CAD Currency Futures	USD	Dec 2017	754	58,491,550	(3,127,876)
EUR Currency Futures	USD	Dec 2017	379	55,338,738	(1,146,099)
GBP Currency Futures	USD	Dec 2017	816	67,835,100	272,014
					$(5,235,055)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2017	997	42,718,317	$1,936,065
FTSE 100 Index Futures	GBP	Dec 2017	420	41,649,182	271,077
Hang Seng Index Futures	HKD	Nov 2017	234	42,290,241	(119,313)
Nikkei 225 Index Futures OSE	JPY	Dec 2017	235	45,395,142	3,674,591
S&P 500 E Mini Index Futures	USD	Dec 2017	346	44,507,710	1,427,467
					$7,189,887
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Dec 2017	149	197,307,313	$46,189
German EURO Bund Futures	EUR	Dec 2017	516	97,831,329	509,305
					$555,494
Contracts to Sell
Foreign Exchange Contracts
JPY Currency Futures	USD	Dec 2017	(538)	(59,274,150)	$907,120
See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Dec 2017	(1,230)	$(153,673,125)	$(244,371)
Long Gilt Futures	GBP	Dec 2017	(608)	(100,383,300)	(103,461)
					$(347,832)
Net unrealized appreciation (depreciation)					$3,069,614

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$3,966,905	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	$—	$—	$9,032
USD	11,262,781	11/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	—	—	73,594
USD	11,545,568	11/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	—	—	—
USD	30,673,770	11/16/17	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	—	—	187,840
USD	42,378,525	11/16/17	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	—	—	190,314
USD	1,955,239	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	46,167
USD	3,568,657	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	111,004
USD	7,349,997	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	153,807
USD	7,368,823	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	151,716
USD	3,734,767	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	41,968
								$965,442

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2017

Assets
Investments at value (Cost $273,389,558) (Note 2)	$273,382,439
Cash	100,000
Foreign currency at value (Cost $55)	52
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	25,772,511
Receivable for Fund shares sold	2,229,758
Variation margin receivable on futures contracts (Note 2)	1,901,305
Unrealized appreciation on open swap contracts (Note 2)	965,442
Interest receivable	513
Prepaid expenses and other assets	40,522
Total assets	304,392,542
Liabilities
Investment advisory fee payable (Note 3)	133,641
Administrative services fee payable (Note 3)	12,228
Shareholder servicing/Distribution fee payable (Note 3)	23,204
Payable for Fund shares redeemed	203,912
Net payable for terminated total return swap contracts	162,831
Trustees' fee payable	15,157
Accrued expenses	243,027
Total liabilities	794,000
Net Assets
Capital stock, $.001 par value (Note 6)	29,028
Paid-in capital (Note 6)	299,112,705
Distributions in excess of net investment income	(35,543)
Accumulated net realized gain from investments, futures contracts, swap contracts and foreign currency transactions	535,130
Net unrealized appreciation from investments, futures contracts, swap contracts and foreign currency translations	3,957,222
Net assets	$303,598,542
I Shares
Net assets	$201,477,659
Shares outstanding	19,205,667
Net asset value, offering price and redemption price per share	$10.49
A Shares
Net assets	$98,756,087
Shares outstanding	9,488,180
Net asset value and redemption price per share	$10.41
Maximum offering price per share (net asset value/(1-5.25%))	$10.99
C Shares
Net assets	$3,364,796
Shares outstanding	334,559
Net asset value and offering price per share	$10.06

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2017

Investment Income
Interest	$725,199
Foreign taxes withheld	(17)
Total investment income	725,182
Expenses
Investment advisory fees (Note 3)	2,329,329
Administrative services fees (Note 3)	37,543
Shareholder servicing/Distribution fees (Note 3)
Class A	165,358
Class C	36,118
Transfer agent fees (Note 3)	329,046
Custodian fees	111,273
Registration fees	87,711
Printing fees	58,957
Audit and tax fees	54,679
Trustees' fees	49,060
Legal fees	46,164
Commitment fees (Note 4)	9,014
Insurance expense	4,136
Miscellaneous expense	6,693
Total expenses	3,325,081
Less: fees waived (Note 3)	(204,020)
Net expenses	3,121,061
Net investment loss	(2,395,879)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from futures contracts	3,254,786
Net realized loss from swap contracts	(6,075,866)
Net realized gain from foreign currency transactions	152,425
Net change in unrealized appreciation (depreciation) from investments	(7,119)
Net change in unrealized appreciation (depreciation) from futures contracts	1,509,770
Net change in unrealized appreciation (depreciation) from swap contracts	1,190,917
Net change in unrealized appreciation (depreciation) from foreign currency translations	(33,357)
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(8,444)
Net decrease in net assets resulting from operations	$(2,404,323)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
From Operations
Net investment loss	$(2,395,879)	$(1,809,916)
Net realized gain (loss) from futures contracts, swap contracts and foreign currency transactions	(2,668,655)	2,548,429
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	2,660,211	1,372,660
Net increase (decrease) in net assets resulting from operations	(2,404,323)	2,111,173
From Dividends and Distributions
Dividends from net investment income
Class I	—	(4,138,919)
Class A	—	(968,769)
Class C	—	(95,991)
Distributions from net realized gains
Class I	(3,535,179)	(2,575,914)
Class A	(1,012,105)	(769,312)
Class C	(100,296)	(89,902)
Net decrease in net assets resulting from dividends and distributions	(4,647,580)	(8,638,807)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	290,761,733	136,041,437
Reinvestment of dividends and distributions	4,172,001	7,665,777
Net asset value of shares redeemed	(153,607,206)	(63,581,477)
Net increase in net assets from capital share transactions	141,326,528	80,125,737
Net increase in net assets	134,274,625	73,598,103
Net Assets
Beginning of year	169,323,917	95,725,814
End of year	$303,598,542	$169,323,917
Distributions in excess of net investment income	$(35,543)	$(39,097)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$10.94	$11.53	$10.85[1]	$10.36	$9.76
INVESTMENT OPERATIONS
Net investment loss[2]	(0.10)	(0.15)	(0.16)	(0.17)	(0.17)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.06)	0.49	1.51	0.95	0.77
Total from investment operations	(0.16)	0.34	1.35	0.78	0.60
REDEMPTION FEES	—	—	—	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.52)	(0.04)	—	—
Distributions from net realized gains	(0.29)	(0.41)	(0.63)	(0.29)	—
Total dividends and distributions	(0.29)	(0.93)	(0.67)	(0.29)	—
Net asset value, end of year	$10.49	$10.94	$11.53	$10.85[1]	$10.36
Total return[4]	(1.60)%	3.12%	12.88%	7.73%	6.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$201,478	$127,597	$72,606	$69,190	$26,794
Ratio of net expenses to average net assets	1.30%	1.30%	1.32%	1.71%	1.70%
Ratio of net investment loss to average net assets	(0.99)%	(1.29)%	(1.31)%	(1.68)%	(1.64)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.05%	0.15%	0.10%	1.10%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$10.88	$11.47	$10.80	$10.35	$9.76
INVESTMENT OPERATIONS
Net investment loss[1]	(0.12)	(0.17)	(0.19)	(0.20)	(0.20)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.06)	0.48	1.50	0.94	0.79
Total from investment operations	(0.18)	0.31	1.31	0.74	0.59
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.49)	(0.01)	—	—
Distributions from net realized gains	(0.29)	(0.41)	(0.63)	(0.29)	—
Total dividends and distributions	(0.29)	(0.90)	(0.64)	(0.29)	—
Net asset value, end of year	$10.41	$10.88	$11.47	$10.80	$10.35
Total return[3]	(1.79)%	2.87%	12.47%	7.35%	6.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$98,756	$38,060	$20,200	$3,294	$5,824
Ratio of net expenses to average net assets	1.55%	1.55%	1.56%	1.96%	1.95%
Ratio of net investment loss to average net assets	(1.20)%	(1.54)%	(1.55)%	(1.93)%	(1.90)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.05%	0.15%	0.10%	1.10%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$10.60	$11.19	$10.62	$10.25	$9.75
INVESTMENT OPERATIONS
Net investment loss[1]	(0.20)	(0.25)	(0.27)	(0.27)	(0.27)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.05)	0.48	1.47	0.93	0.77
Total from investment operations	(0.25)	0.23	1.20	0.66	0.50
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.41)	—	—	—
Distributions from net realized gains	(0.29)	(0.41)	(0.63)	(0.29)	—
Total dividends and distributions	(0.29)	(0.82)	(0.63)	(0.29)	—
Net asset value, end of year	$10.06	$10.60	$11.19	$10.62	$10.25
Total return[3]	(2.52)%	2.13%	11.60%	6.62%	5.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,365	$3,667	$2,920	$1,558	$800
Ratio of net expenses to average net assets	2.30%	2.30%	2.32%	2.71%	2.70%
Ratio of net investment loss to average net assets	(2.01)%	(2.29)%	(2.31)%	(2.68)%	(2.64)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.05%	0.15%	0.10%	1.10%
Portfolio turnover rate	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2017

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve an investment result that corresponds generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2017, the Fund held $11,968,759 in the Subsidiary, representing 3.9% of the Fund's consolidated net assets. For the year ended October 31, 2017, the net realized loss on securities and other financial instruments held in the Subsidiary was $6,075,866.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$119,540,691	$—	$119,540,691
Short-term Investments	—	153,841,748	—	153,841,748
	$—	$273,382,439	$—	$273,382,439
Other Financial Instruments*
Futures Contracts	$9,043,828	$—	$—	$9,043,828
Swap Contracts	—	965,442	—	965,442

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$5,974,214	$—	$—	$5,974,214

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the year ended October 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2017, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of October 31, 2017

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	$1,179,134	*	Unrealized depreciation on futures contracts	$5,507,069	*
Index Contracts	Unrealized appreciation on futures contracts	7,309,200	*	Unrealized depreciation on futures contracts	119,313	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	555,494	*	Unrealized depreciation on futures contracts	347,832	*
Commodity Index Return Contracts	Unrealized appreciation on swap contracts	965,442		Unrealized depreciation on swap contracts	—
		$10,009,270			$5,974,214

*  Reflects cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Unrealized Appreciation (Depreciation)
Foreign Exchange Contracts	Net realized gain from futures contracts	$589,617	Net change in unrealized appreciation (depreciation) from futures contracts	$(5,868,226)
Index Contracts	Net realized gain from futures contracts	15,936,193	Net change in unrealized appreciation (depreciation) from futures contracts	6,985,401
Interest Rate Contracts	Net realized loss from futures contracts	(13,271,024)	Net change in unrealized appreciation (depreciation) from futures contracts	392,595
Commodity Index Return Contracts	Net realized loss from swap contracts	(6,075,866)	Net change in unrealized appreciation (depreciation) from swap contracts	1,190,917
		$(2,821,080)		$2,700,687

The notional amount of futures contracts and swap contracts open at October 31, 2017 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2017, the Fund held average monthly notional values on a net basis of $437,745,292, $220,158,433 and $82,099,557 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2017:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs	$965,442	$—	$—	$—	$965,442

(a)  Swap contracts are included.

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2017, the amount of restricted cash held at brokers related to open futures contracts was $20,972,511.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2017, the amount of restricted cash held at brokers related to open swap contracts was $4,800,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2017 and during the year ended October 31, 2017, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

In November 2016, FASB issued Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Effective November 15, 2016, for its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. Prior to November 15, 2016, the Fund paid Credit Suisse advisory fees at the annual rate of 0.95% of the Fund's average daily net assets and co-administration fees at an annual rate of 0.09% of the Fund's average daily net assets. On November 15, 2016, the Fund entered into an Investment Management

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 3. Transactions with Affiliates and Related Parties (continued)

Agreement with Credit Suisse which bundled the advisory and administration fees into a single fee. For the year ended October 31, 2017, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $2,336,463 and $204,020, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2019.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2017 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires October 31, 2018	Expires October 31, 2019	Expires October 31, 2020
Class I	$147,730	$60,735	$10,796	$76,199
Class A	49,773	13,830	3,236	32,707
Class C	4,174	2,053	356	1,765
Totals	$201,677	$76,618	$14,388	$110,671

*  Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2017, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $30,409.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 3. Transactions with Affiliates and Related Parties (continued)

0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2017, the Fund paid Rule 12b-1 distribution fees of $165,358 for Class A shares and $36,118 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2017, the Fund paid $159,957, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2017, CSSU and its affiliates advised the Fund that they retained $371 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2017 and during the year ended October 31, 2017, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2017, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	18,009,249	$190,176,910	9,390,795	$105,360,677
Shares issued in reinvestment of dividends and distributions	298,320	3,263,624	577,815	6,339,853
Shares redeemed	(10,770,369)	(113,846,649)	(4,599,480)	(51,998,010)
Net increase	7,537,200	$79,593,885	5,369,130	$59,702,520
	Class A
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	9,628,445	$99,722,720	2,554,733	$28,671,167
Shares issued in reinvestment of dividends and distributions	74,667	812,373	104,757	1,146,451
Shares redeemed	(3,714,041)	(38,705,291)	(921,553)	(10,316,965)
Net increase	5,989,071	$61,829,802	1,737,937	$19,500,653
	Class C
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	84,093	$862,103	183,521	$2,009,593
Shares issued in reinvestment of dividends and distributions	9,074	96,004	16,743	179,473
Shares redeemed	(104,516)	(1,055,266)	(115,199)	(1,266,502)
Net increase (decrease)	(11,349)	$(97,159)	85,065	$922,564

On October 31, 2017, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	77%
Class A	1	22%
Class C	2	27%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

30

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the fiscal years ended October 31, 2017 and 2016, respectively, was as follows:

Ordinary Income		Long-Term Capital Gain
2017	2016	2017	2016
$2,100,180	$6,475,503	$2,547,400	$2,163,304

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market and offering expenses. At October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$4,492,352

At October 31, 2017, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$272,854,428
Unrealized appreciation	$10,010,506
Unrealized depreciation	(5,447,439)
Net unrealized appreciation (depreciation)	$4,563,067

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss) and Subsidiary accumulated income (loss), paid-in capital was charged $7,534,759, accumulated net realized gain was credited $5,135,326 and distributions in excess of net investment income was credited $2,399,433. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

31

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Managed Futures Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2017, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. The accompanying consolidated financial highlights for the years in the two-year period ended October 31, 2014 were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Managed Futures Strategy Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2017

32

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 1959	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

33

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 1956	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8	Director of Caleres Inc. (footwear) from May 2012 to present

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

34

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	10

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (23 open-end portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 Year of Birth: 1956	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	10	Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

35

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

36

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

37

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1017

CREDIT SUISSE FUNDS

Annual Report

October 31, 2017

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2017 (unaudited)

November 24, 2017

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the 12-month period ended October 31, 2017.

Performance Summary
11/1/2016 – 10/31/2017

Fund & Benchmark	Performance
Class I1	3.68%
Class A1,2	3.45%
Class C1,2	2.61%
Credit Suisse Hedge Fund Index[3]	7.46%
Credit Suisse Liquid Alternative Beta Index[4]	4.83%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A strong period for alternative strategies

The annual period ended October 31, 2017 was a strong one for hedge funds, with the Credit Suisse Hedge Fund Index, the Fund's primary benchmark, returning 7.46%.

Within the hedge fund universe, long/short equity funds yielded the strongest performance — benefitting from the emerging synchronized global growth cycle that raised earnings expectations, resulting in a sustained equity market rally.

Despite suffering from a momentary rise in the U.S. dollar following the November 2016 U.S. presidential election, emerging market currency and credit related strategies ultimately benefitted from significant tailwinds due to the dollar's continual decline throughout 2017. Managed futures and macro funds were the worst performers over the period due to sharp reversals in markets in which persistent, exploitable trends were scarce. As a result of being on the wrong side of the larger reversals across markets, performance in these funds was mixed. Elements of the "Trump Trade" that performed well following the election incurred subsequent losses in early January — this was particularly pronounced in currency and rates markets.

Strategic Review: Performance across asset classes

The Fund follows a multi-strategy methodology and benefitted from exposure across different markets and asset classes. For the 12-month period ended

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

October 31, 2017, however, the Fund underperformed its primary and secondary benchmarks, with a return of 3.68% (I shares) as compared to 7.46% for the Credit Suisse Hedge Fund Index and 4.83% for the Credit Suisse Liquid Alternative Beta Index.

From an asset class perspective, equity performance during the strong bull market was the biggest contributor to the Fund's return, followed by fixed income and volatility. Commodity and foreign exchange strategies both modestly detracted from Fund performance.

Within equities, value was the most profitable investment style due to broad long market exposures that took advantage of the persistent rally, complemented by select long and short positions in certain sectors. Tilts toward technology and small cap equities in developed markets were particularly profitable.

Fixed income value was the second largest contributing strategy, aided primarily by long high yield credit exposure that benefitted from tightening spreads (which approached multi-year lows).

Volatility liquidity/insurance strategies yielded the third largest gains over the period, as the equity market rally supported an increasingly low volatility environment favorable for these strategies. Despite decade-low volatility, a diverse set of strategies took advantage of implied-realized spreads and structural inefficiencies in volatility markets.

In commodities, losses were incurred due to value strategies based on the seasonality of certain markets and the relative positioning of market participants.

Multi-asset trend following was negative for the period, on continued reversal or sideways movements in fixed income, currency and commodity markets. Equity trend following posted positive performance based on broad-based upward trends across equity markets globally.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2017; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I shares,
Class A shares2, Class C shares2, the Credit Suisse
Hedge Fund Index3 and the Credit Suisse Liquid
Alternative Beta Index4 from Inception (03/30/12).

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (1.97)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum CDSC of 1.00%, was 1.61%.

3  The Credit Suisse Hedge Fund Index is compiled by Credit Suisse Asset Management, LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced semiannually, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC. The index does not have transaction costs and investors may not invest directly in the index.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Average Annual Returns as of October 31, 20171

	1 Year	5 Years	Since Inception[2]
Class I	3.68%	3.00%	2.59%
Class A Without Sales Charge	3.45%	2.78%	2.35%
Class A With Maximum Sales Charge	(1.97)%	1.68%	1.38%
Class C Without CDSC	2.61%	1.99%	1.57%
Class C With CDSC	1.61%	1.99%	1.57%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.68% for Class I shares, 1.94% for Class A shares and 2.65% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements and excluding securities sold short dividend expense are 0.85% for Class I shares, 1.10% for Class A shares and 1.85% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's prospectus.

2  Inception Date March 30, 2012.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2017.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2017

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,019.30	$1,018.50	$1,015.00
Expenses Paid per $1,000*	$5.70	$7.02	$10.77
Hypothetical 5% Fund Return
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,019.56	$1,018.25	$1,014.52
Expenses Paid per $1,000*	$5.70	$7.02	$10.76
	Class I	Class A	Class C
Annualized Expense Ratios*	1.12%	1.38%	2.12%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Investment Type Breakdown*

	Long	Short	Net
Common Stocks	12.92%	(3.03)%	9.89%
Rights	0.01	0.00	0.01
United States Treasury Obligations	56.76	0.00	56.76
Purchased Options	0.05	0.00	0.05
Short-Term Investments[1]	33.29	0.00	33.29
Total	103.03%	(3.03)%	100.00%

*  Expressed as a percentage of total long (short) investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2017, if applicable.

8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2017

	Number of Shares	Value
LONG POSITIONS (87.2%)
COMMON STOCKS (10.9%)
BELGIUM (0.0%)
Insurance (0.0%)
Ageas	195	$9,457
BERMUDA (0.1%)
Insurance (0.1%)
Axis Capital Holdings Ltd.	157	8,539
XL Group Ltd.	2,551	103,239
		111,778
CANADA (0.0%)
Auto Components (0.0%)
Magna International, Inc.	172	9,391
Multiline Retail (0.0%)
Canadian Tire Corp. Ltd., Class A(1)	74	9,087
Dollarama, Inc.	84	9,358
		18,445
		27,836
DENMARK (0.8%)
Banks (0.0%)
Danske Bank AS	229	8,740
Chemicals (0.0%)
Novozymes AS, Class B	179	9,891
Electrical Equipment (0.0%)
Vestas Wind Systems AS	113	9,977
Healthcare Equipment & Supplies (0.1%)
William Demant Holding AS(2)	347	10,015
Insurance (0.0%)
Tryg AS	397	9,458
IT Services (0.7%)
Nets AS(2)	27,290	696,819
Pharmaceuticals (0.0%)
Novo Nordisk AS, Class B	192	9,561
Textiles, Apparel & Luxury Goods (0.0%)
Pandora AS(1)	93	8,783
		763,244
FRANCE (0.7%)
Aerospace & Defense (0.7%)
Dassault Aviation S.A.	6	9,356
Zodiac Aerospace	22,935	655,603
		664,959

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
FRANCE
Diversified Financial Services (0.0%)
Eurazeo S.A.	103	$9,577
Hotels, Restaurants & Leisure (0.0%)
Sodexo S.A.	74	9,415
IT Services (0.0%)
Capgemini SE	78	9,476
Pharmaceuticals (0.0%)
Sanofi	92	8,712
		702,139
GERMANY (0.0%)
Insurance (0.0%)
Allianz SE, Reg S(3)	53	12,374
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S(3)	53	11,900
		24,274
IRELAND (0.0%)
Trading Companies & Distributors (0.0%)
AerCap Holdings NV(2)	179	9,423
ISRAEL (0.0%)
Pharmaceuticals (0.0%)
Taro Pharmaceutical Industries Ltd.(2)	81	9,106
ITALY (0.0%)
Automobiles (0.0%)
Ferrari NV	83	9,939
NETHERLANDS (0.0%)
Media (0.0%)
Altice NV, Class B(2)	462	8,712
Wolters Kluwer NV	198	9,705
		18,417
SPAIN (0.8%)
Transportation Infrastructure (0.8%)
Abertis Infraestructuras S.A.	38,022	822,441
SWEDEN (0.0%)
Auto Components (0.0%)
Autoliv, Inc.	74	9,240
Tobacco (0.0%)
Swedish Match AB	262	9,869
		19,109

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
SWITZERLAND (0.0%)
Electrical Equipment (0.0%)
ABB Ltd., Reg S(3)	371	$9,697
Insurance (0.0%)
Baloise Holding AG, Reg S(3)	58	9,152
Swiss Re AG	101	9,513
		18,665
Professional Services (0.0%)
SGS S.A., Reg S(3)	4	9,887
		38,249
UNITED KINGDOM (0.6%)
Airlines (0.0%)
International Consolidated Airlines Group S.A.	1,151	9,716
Auto Components (0.0%)
Delphi Automotive PLC	93	9,242
Food Products (0.0%)
Unilever PLC	158	8,953
Hotels, Restaurants & Leisure (0.0%)
Compass Group PLC	432	9,483
InterContinental Hotels Group PLC	173	9,583
		19,066
Household Durables (0.0%)
Berkeley Group Holdings PLC	184	9,142
Internet Software & Services (0.0%)
Auto Trader Group PLC	1,741	7,916
Media (0.4%)
Liberty Global PLC, Class A(2)	270	8,330
Liberty Global PLC, Class C(2)	280	8,369
RELX NV	431	9,731
RELX PLC	417	9,594
Sky PLC(2)	24,427	305,884
		341,908
Multi-Utilities (0.0%)
National Grid PLC	739	8,894
Professional Services (0.0%)
Experian PLC	456	9,606
IHS Markit Ltd.(2)	208	8,863
		18,469
Semiconductor Equipment & Products (0.2%)
Imagination Technologies Group PLC(2)	63,263	151,685

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED KINGDOM
Specialty Retail (0.0%)
Kingfisher PLC	2,519	$10,471
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	388	9,798
Michael Kors Holdings Ltd.(2)	192	9,372
		19,170
		614,632
UNITED STATES (7.9%)
Aerospace & Defense (0.0%)
Lockheed Martin Corp.	30	9,245
The Boeing Co.	36	9,287
		18,532
Airlines (0.5%)
American Airlines Group, Inc.	208	9,739
Delta Air Lines, Inc.	4,801	240,194
Southwest Airlines Co.	4,571	246,194
United Continental Holdings, Inc.(2)	149	8,713
		504,840
Auto Components (0.0%)
Lear Corp.	53	9,306
Automobiles (0.1%)
General Motors Co.	227	9,756
Harley-Davidson, Inc.	1,675	79,214
		88,970
Banks (0.0%)
CIT Group, Inc.	187	8,718
Citigroup, Inc.	126	9,261
Regions Financial Corp.	602	9,319
		27,298
Capital Markets (0.3%)
Ameriprise Financial, Inc.	62	9,706
Franklin Resources, Inc.	5,662	239,397
		249,103
Chemicals (0.0%)
Celanese Corp., Series A	88	9,179
LyondellBasell Industries NV, Class A	93	9,629
		18,808
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.	50,992	594,057

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Consumer Finance (0.1%)
Ally Financial, Inc.	378	$9,877
Capital One Financial Corp.	108	9,955
Discover Financial Services	154	10,246
Navient Corp.	628	7,825
Synchrony Financial	295	9,623
		47,526
Diversified Financial Services (0.0%)
MSCI, Inc.	78	9,154
Voya Financial, Inc.	230	9,237
		18,391
Electronic Equipment, Instruments & Components (0.0%)
CDW Corp.	139	9,730
Corning, Inc.	306	9,581
		19,311
Food & Staples Retailing (0.1%)
CVS Health Corp.	1,287	88,198
Sysco Corp.	170	9,455
The Kroger Co.	448	9,274
		106,927
Food Products (0.0%)
Conagra Brands, Inc.	272	9,291
Gas Utilities (0.7%)
WGL Holdings, Inc.	8,196	702,397
Healthcare Equipment & Supplies (0.6%)
Boston Scientific Corp.(2)	8,393	236,179
NxStage Medical, Inc.(2)	14,166	381,774
		617,953
Healthcare Providers & Services (0.5%)
Aetna, Inc.	58	9,862
AmerisourceBergen Corp.	111	8,541
DaVita, Inc.(2)	155	9,415
Express Scripts Holding Co.(2)	160	9,806
HCA Healthcare, Inc.(2)	985	74,515
Henry Schein, Inc.(2)	3,172	249,525
McKesson Corp.	64	8,824
PharMerica Corp.(2)	4,839	141,783
		512,271

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Hotels, Restaurants & Leisure (0.0%)
McDonald's Corp.	59	$9,848
Wyndham Worldwide Corp.	87	9,296
Yum! Brands, Inc.	125	9,306
		28,450
Household Durables (0.0%)
PulteGroup, Inc.	335	10,127
Independent Power Producers & Energy Traders (0.9%)
AES Corp.	6,297	66,937
Calpine Corp.(2)	46,912	700,866
TerraForm Global, Inc., Class A(2)	27,134	132,278
		900,081
Insurance (0.4%)
American International Group, Inc.	149	9,627
Assurant, Inc.	96	9,662
Fidelity & Guaranty Life	13,301	413,661
Lincoln National Corp.	125	9,473
The Hartford Financial Services Group, Inc.	165	9,083
		451,506
Internet & Catalog Retail (0.0%)
Liberty Interactive Corp. QVC Group, Class A(2)	426	9,679
TripAdvisor, Inc.(2)	226	8,475
		18,154
Internet Software & Services (0.4%)
Bankrate, Inc.(2)	30,197	419,738
eBay, Inc.(2)	238	8,958
VeriSign, Inc.(2)	86	9,247
		437,943
IT Services (0.1%)
Alliance Data Systems Corp.	42	9,397
MoneyGram International, Inc.(2)	7,574	117,776
The Western Union Co.	477	9,473
		136,646
Media (0.2%)
CBS Corp., Class B	152	8,530
Charter Communications, Inc., Class A(2)	25	8,354
Discovery Communications, Inc., Class C(2)	453	8,068
Omnicom Group, Inc.	574	38,567
Sirius XM Holdings, Inc.(1)	1,661	9,036
Twenty-First Century Fox, Inc., Class A	1,553	40,611
Twenty-First Century Fox, Inc., Class B	1,595	40,593
		153,759

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Multi-Utilities (0.4%)
Avista Corp.	8,684	$453,652
Multiline Retail (0.0%)
Kohl's Corp.	201	8,394
Target Corp.	155	9,151
		17,545
Pharmaceuticals (1.3%)
Akorn, Inc.(2)	20,750	675,828
Allergan PLC	1,340	237,488
Eli Lilly & Co.	1,843	151,015
Mallinckrodt PLC(2)	237	7,506
Zoetis, Inc.	3,544	226,178
		1,298,015
Real Estate Investment Trusts (0.2%)
Federal Realty Investment Trust	469	56,524
GGP, Inc.	1,971	38,356
Simon Property Group, Inc.	512	79,438
		174,318
Software (0.4%)
CA, Inc.	7,723	250,071
CDK Global, Inc.	162	10,297
Dell Technologies, Inc., Class V(2)	119	9,849
Silver Spring Networks, Inc.(2)	8,774	141,437
VMware, Inc., Class A(2)	84	10,054
		421,708
Specialty Retail (0.1%)
Bed Bath & Beyond, Inc.	391	7,781
Best Buy Co., Inc.	161	9,013
CarMax, Inc.(2)	121	9,087
Foot Locker, Inc.	260	7,821
Lowe's Cos., Inc	115	9,194
O'Reilly Automotive, Inc.(2)	43	9,071
Signet Jewelers Ltd.(1)	152	9,966
Tractor Supply Co.	145	8,738
		70,671
Textiles, Apparel & Luxury Goods (0.0%)
VF Corp.	144	10,030
Trading Companies & Distributors (0.0%)
HD Supply Holdings, Inc.(2)	254	8,989
		8,136,575
TOTAL COMMON STOCKS (Cost $11,231,692)		11,316,619

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Rights	Value
LONG POSITIONS (continued)
RIGHT (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Shire Pharmaceuticals International(2),(4) (Cost $6,140)	5,532	$6,140

Par (000)		Ratings (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (48.0%)
$10,000	United States Treasury Bills	(AA+, Aaa)	01/11/18	1.065	9,979,538
20,000	United States Treasury Bills	(AA+, Aaa)	04/05/18	1.181	19,895,698
20,000	United States Treasury Bills	(AA+, Aaa)	05/24/18	1.244	19,859,184
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $49,736,341)					49,734,420
Number of Contracts
PURCHASED OPTIONS (0.1%)
Put Purchased Options (0.1%)
124	S&P 500 Index, Strike @ 2,480, expires 11/17/17 (Cost $65,850)				42,160

	Number of Shares
SHORT-TERM INVESTMENTS (28.2%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.00%(5)	37,455	37,455
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.120% 11/01/2017 (Cost $29,165,637)	$29,166	29,165,637
TOTAL SHORT-TERM INVESTMENTS (Cost $29,203,092)		29,203,092
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (87.2%) (Cost $90,243,115)		90,302,431
TOTAL SECURITIES SOLD SHORT (-2.6%) (Proceeds $2,657,281)		(2,654,438)
OTHER ASSETS IN EXCESS OF LIABILITIES (15.4%)		15,890,051
NET ASSETS (100.0%)		$103,538,044

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
SHORT POSITIONS (-2.6%)
COMMON STOCKS (-2.6%)
UNITED KINGDOM (-0.1%)
Energy Equipment & Services (-0.1%)
TechnipFMC PLC(2)	(2,997)	$(81,693)
UNITED STATES (-2.5%)
Auto Components (-0.1%)
BorgWarner, Inc.	(1,287)	(67,851)
Communications Equipment (-0.2%)
F5 Networks, Inc.(2)	(1,987)	(240,963)
Electronic Equipment, Instruments & Components (-0.2%)
FLIR Systems, Inc.	(4,793)	(224,408)
Healthcare Equipment & Supplies (-0.1%)
Align Technology, Inc.(2)	(464)	(111,368)
Healthcare Providers & Services (-0.9%)
Aetna, Inc.	(1,409)	(239,572)
Anthem, Inc.	(952)	(199,168)
DaVita, Inc.(2)	(3,817)	(231,845)
Express Scripts Holding Co.(2)	(3,704)	(227,018)
		(897,603)
Internet Software & Services (-0.1%)
Akamai Technologies, Inc.(2)	(1,514)	(79,125)
Oil, Gas & Consumable Fuels (-0.2%)
Cabot Oil & Gas Corp.	(2,994)	(83,315)
Marathon Petroleum Corp.	(1,370)	(81,831)
Newfield Exploration Co.(2)	(2,662)	(81,779)
		(246,925)
Professional Services (-0.1%)
Robert Half International, Inc.	(2,616)	(135,430)
Semiconductor Equipment & Products (-0.2%)
Broadcom Ltd.	(317)	(83,638)
Xilinx, Inc.	(1,102)	(81,279)
		(164,917)
Software (-0.1%)
Activision Blizzard, Inc.	(1,250)	(81,906)
Textiles, Apparel & Luxury Goods (-0.2%)
NIKE, Inc., Class B	(4,439)	(244,101)

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

	Number of Shares	Value
SHORT POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Trading Companies & Distributors (-0.1%)
United Rentals, Inc.(2)	(549)	$(78,148)
		(2,572,745)
TOTAL SHORT POSITIONS (Proceeds $2,657,281)		(2,654,438)

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security or portion thereof is out on loan (See note 2-L).

(2)  Non-income producing security.

(3)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)  Security is valued using significant unobservable inputs.

(5)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2017.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
AUD	3,638,552	USD	2,848,550	11/20/17	Societe Generale	$2,848,550	$2,789,342	$(59,208)
CAD	695,497	USD	561,960	12/20/17	Goldman Sachs	561,960	539,787	(22,173)
CHF	834,030	USD	858,760	12/20/17	Goldman Sachs	858,760	839,496	(19,264)
NOK	17,353,802	USD	2,183,802	11/20/17	Societe Generale	2,183,802	2,121,884	(61,918)
NZD	1,689,107	USD	1,208,556	11/20/17	Societe Generale	1,208,556	1,156,709	(51,847)
USD	837,595	CAD	1,052,991	11/17/17	Societe Generale	(837,595)	(816,952)	20,643
USD	3,040,977	SEK	24,767,234	11/20/17	Societe Generale	(3,040,977)	(2,961,226)	79,751
USD	2,059,629	CHF	2,014,688	11/20/17	Societe Generale	(2,059,629)	(2,023,449)	36,180
USD	1,888,492	JPY	211,883,130	11/20/17	Societe Generale	(1,888,492)	(1,866,044)	22,448
USD	1,518,702	EUR	1,290,239	11/20/17	Societe Generale	(1,518,702)	(1,504,468)	14,234
USD	1,158,358	GBP	878,762	11/20/17	Societe Generale	(1,158,358)	(1,167,533)	(9,175)
USD	2,064,180	EUR	1,720,891	12/20/17	JPMorgan Chase	(2,064,180)	(2,010,273)	53,907
USD	873,726	CHF	834,030	12/20/17	JPMorgan Chase	(873,726)	(839,496)	34,230
USD	570,286	CAD	695,497	12/20/17	JPMorgan Chase	(570,286)	(539,787)	30,499
USD	418,592	GBP	307,868	12/20/17	JPMorgan Chase	(418,592)	(409,445)	9,147
USD	765,460	DKK	4,826,758	12/20/17	Goldman Sachs	(765,460)	(757,857)	7,603
USD	27,746	CAD	34,594	12/20/17	Goldman Sachs	(27,746)	(26,849)	897
USD	37,336	CHF	36,231	12/20/17	Goldman Sachs	(37,336)	(36,469)	867
USD	9,320	SEK	75,194	12/20/17	Goldman Sachs	(9,320)	(9,008)	312
USD	92,700	GBP	69,780	12/20/17	Goldman Sachs	(92,700)	(92,803)	(103)
								$87,030
See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Mar 2018	13	$626,925	$(1,196)
Corn Futures	USD	Mar 2018	120	2,157,000	(20,839)
Cotton No. 2 Futures	USD	Mar 2018	12	410,040	(372)
Wheat Futures	USD	Mar 2018	61	1,329,800	(30,029)
					$(52,436)
Energy
Brent Crude Oil Futures	USD	Mar 2018	41	2,478,040	$47,643
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2017	25	1,913,000	$(75,955)
CAD Currency Futures	USD	Dec 2017	44	3,413,300	(198,590)
EUR Currency Futures	USD	Dec 2017	23	3,358,288	(72,819)
GBP Currency Futures	USD	Dec 2017	49	4,073,431	18,459
					$(328,905)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2017	51	2,185,190	$90,085
FTSE 100 Index Futures	GBP	Dec 2017	26	2,578,283	11,148
Hang Seng Index Futures	HKD	Nov 2017	14	2,530,185	(7,132)
Nikkei 225 Index Futures OSE	JPY	Dec 2017	13	2,511,221	205,829
S&P 500 E Mini Index Futures	USD	Dec 2017	14	1,800,890	3,537
					$303,467
Industrial Metals
Copper Futures	USD	Mar 2018	36	2,808,900	$(30,007)
LME Nickel Futures	USD	Nov 2017	25	1,839,225	255,071
LME Nickel Futures	USD	Jan 2018	12	885,312	131,448
LME Primary Aluminum Futures	USD	Nov 2017	65	3,487,656	187,735
LME Primary Aluminum Futures	USD	Jan 2018	31	1,672,838	19,855
LME Zinc Futures	USD	Nov 2017	25	2,068,125	174,713
LME Zinc Futures	USD	Jan 2018	12	982,800	44,648
					$783,463
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Dec 2017	88	11,654,598	$4,146
German EURO Bund Futures	EUR	Dec 2017	31	5,877,464	24,818
					$28,964
Livestock
Lean Hogs Futures	USD	Feb 2018	23	671,600	$19,292
Live Cattle Futures	USD	Feb 2018	25	1,295,500	28,274
					$47,566

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Precious Metals
Gold 100 oz. Futures	USD	Feb 2018	29	$3,696,630	$(9,676)
Silver Futures	USD	Mar 2018	15	1,259,250	(8,570)
					$(18,246)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Dec 2017	(13)	(609,863)	$699
Corn Futures	USD	Dec 2017	(120)	(2,074,500)	18,749
Cotton No. 2 Futures	USD	Dec 2017	(12)	(410,280)	713
Wheat Futures	USD	Dec 2017	(61)	(1,276,425)	27,583
					$47,744
Energy
Brent Crude Oil Futures	USD	Jan 2018	(41)	(2,498,540)	$(48,167)
Foreign Exchange Contracts
JPY Currency Futures	USD	Dec 2017	(32)	(3,525,600)	$51,651
Industrial Metals
Copper Futures	USD	Dec 2017	(36)	(2,790,900)	$30,031
LME Nickel Futures	USD	Nov 2017	(25)	(1,839,225)	(256,129)
LME Nickel Futures	USD	Jan 2018	(12)	(885,312)	(87,858)
LME Primary Aluminum Futures	USD	Nov 2017	(65)	(3,487,656)	(127,871)
LME Primary Aluminum Futures	USD	Jan 2018	(31)	(1,672,838)	(2,888)
LME Zinc Futures	USD	Nov 2017	(25)	(2,068,125)	(182,363)
LME Zinc Futures	USD	Jan 2018	(12)	(982,800)	(9,827)
					$(636,905)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Dec 2017	(72)	(8,995,500)	$(14,361)
Long Gilt Futures	GBP	Dec 2017	(36)	(5,943,748)	(6,053)
					$(20,414)
Livestock
Lean Hogs Futures	USD	Dec 2017	(23)	(625,600)	$(23,468)
Live Cattle Futures	USD	Dec 2017	(25)	(1,256,250)	(36,854)
					$(60,322)
Precious Metals
Gold 100 oz. Futures	USD	Dec 2017	(29)	(3,684,450)	$9,464
Silver Futures	USD	Dec 2017	(15)	(1,251,975)	8,416
					$17,880
Net unrealized appreciation (depreciation)					$162,983

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$6,686,291	11/16/17	Barclays Bank plc	Barclays Hedging Insights Index	Fixed Rate	$—	$—	$(51,784)
USD	3,197,054	11/17/17	Barclays Bank plc	Barclays U.S. Short Variance Index	Fixed Rate	—	—	—
USD	5,177,863	06/21/18	BNP Paribas	MSCI EAFE Index	Fee Plus LIBOR	—	—	(4,123)
USD	2,872,050	09/28/18	BNP Paribas	NASDAQ-100 Total Return	Fee Plus LIBOR	—	—	63,434
USD	2,015,362	10/22/17	BNP Paribas	Russel 2000 Total Return Index	Fixed Rate	—	—	—
USD	1,891,392	11/16/17	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	—	—	11,582
USD	2,613,131	11/16/17	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	—	—	11,735
USD	3,169,129	11/21/17	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Return Index(a)	Fixed Rate	—	—	19,923
USD	787,986	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	16,489
USD	665,026	11/16/17	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	7,473
USD	662,617	11/16/17	Goldman Sachs	Fixed Rate	Bloomberg Metals Index	—	—	4,330
USD	6,800,000	12/20/17	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	120,897
GBP	695,842	02/16/18	Goldman Sachs	Fee Plus LIBOR	Tesco PLC	—	—	19,598
GBP	892,633	02/16/18	Goldman Sachs	Booker Group PLC	Fee Plus LIBOR	—	—	(21,448)
USD	1,130,000	03/20/18	Goldman Sachs	High Yield Index	LIBOR	—	—	5,538
USD	689,000	03/20/18	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	6,129
USD	7,040,000	03/20/18	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	8,232
USD	285,618	05/01/18	Goldman Sachs	Fee Plus LIBOR	Becton, Dickinson & Co.	—	—	(16,536)

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$915,378	05/01/18	Goldman Sachs	C.R. Bard, Inc.	Fee Plus LIBOR	$—	$—	$17,426
USD	1,200,000	06/20/18	Goldman Sachs	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	—	—	(23,546)
USD	972,237	06/26/18	Goldman Sachs	Fee Plus LIBOR	EQT Corp.	—	—	37,514
USD	1,154,836	06/26/18	Goldman Sachs	Rice Energy, Inc.	Fee Plus LIBOR	—	—	(9,694)
USD	725,019	08/21/18	Goldman Sachs	Fee Plus LIBOR	Invitation Homes, Inc.	—	—	5,103
USD	720,954	08/21/18	Goldman Sachs	Starwood Waypoint Homes	Fee Plus LIBOR	—	—	(3,360)
CAD	139,784	09/13/18	Goldman Sachs	Richmont Mines, Inc.	Fee Plus CDOR	—	—	(6,889)
CAD	141,070	09/13/18	Goldman Sachs	Fee Plus CDOR	Alamos Gold, Inc.	—	—	7,156
USD	5,188,038	10/19/18	Goldman Sachs	Fee Plus LIBOR	S&P 500 Total Return Index	—	—	(34,081)
USD	220,555	10/29/18	Goldman Sachs	Deltic Timber Corp.	Fee Plus LIBOR	—	—	4,117
USD	352,131	10/29/18	Goldman Sachs	Fee Plus LIBOR	Potlatch Corp.	—	—	(8,138)
USD	90,554	10/29/18	Goldman Sachs	Fee Plus LIBOR	Potlatch Corp.	—	—	635
USD	222,859	10/29/18	Goldman Sachs	Deltic Timber Corp.	Fee Plus LIBOR	—	—	146
USD	674,918	11/16/17	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	—	—	—
USD	17,021,523	11/16/17	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	Fixed Rate	—	—	(104,704)
USD	13,938,561	11/16/17	JPMorgan Chase	JPMorgan Helix 2 Index	Fixed Rate	—	—	6,237
USD	13,000,000	12/20/17	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	356,076
USD	2,570,000	12/20/17	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	20,459
USD	309,542	12/18/17	Morgan Stanley	Russell 2000 Total Return Index	Fee Plus LIBOR	—	—	2,982

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$433,387	06/21/18	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	$—	$—	$1,607
USD	3,833,949	08/21/18	Societe Generale	NASDAQ-100 Total Return	Fee Plus LIBOR	—	—	134,260
USD	2,247,737	08/21/18	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	—	—	8,335
USD	2,694,157	11/21/18	Societe Generale	Fee Plus LIBOR	Industrial Select Sector Total Return Index	—	—	29,381
								$642,491

Written Options

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
40	JPMorgan Chase	S&P 500 Index, Strike @ 2,560	11/17/17	4,000	$58,718	$(47,600)	$11,118
83	Nomura Securities	S&P 500 Index, Strike @ 2,545	11/17/17	8,300	96,535	(73,870)	22,665
Net Unrealized Appreciation (Depreciation)							$33,783

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

(a)  The index intends to provide synthetic exposure to the performance of a basket comprising a 300% long position in the Goldman Sachs RP Equity World Long Short Series 37K Excess Return Strategy which, in turn, is in an index that provides exposure to a basket comprised of a short position in the USD Goldman Sachs Overnight Money Market Index, a short position in the MSCI Daily TR Gross World USD, and a long position in certain equity investments. The ticker symbols of the top 50 constituent investments held within the index are as follows, within North America: A UN Equity, ADM UN Equity, ALGN UW Equity, AMAT UW Equity, ANET UN Equity, BAX UN Equity, BBY UN Equity, BG UN Equity, BURL UN Equity, CHD UN Equity, CLX UN Equity, CM CT Equity, CNP UN Equity, CTAS UW Equity, DGX UN

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2017

Equity, DTE GY Equity, DXC UN Equity, FL UN Equity, GLW UN Equity, GOOGL UW Equity, HII UN Equity, HSY UN Equity, ISRG UW Equity, JNJ UN Equity, LVLT UN Equity, MMC UN Equity, MTD UN Equity, OKE UN Equity, PAYX UW Equity, PKG UN Equity, RAI UN Equity, ROST UW Equity, RSG UN Equity, SNPS UW Equity, STI UN Equity, SYMC UW Equity, SYY UN Equity, TIF UN Equity, TRGP UN Equity, TWX UN Equity, ULTA UW Equity, VAL UN Equity, VMW UN Equity, WFM UW Equity, WMT UN Equity, ZTS UN Equity; within Europe: ATLN VX Equity, BATS LN Equity, DTE GY Equity, GLE FP Equity, SCMN VX Equity. The respective percentage weighting for each of the top 50 constituents ranges from 0.40% to 0.46% of the index.

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2017

Assets
Investments at value, including collateral for securities on loan of $37,455 (Cost $90,243,115) (Note 2)	$90,302,431[1]
Receivable from broker	364,854
Foreign currency at value (Cost $676,072)	671,105
Cash segregated held at brokers for futures contracts, swap contracts and written options (Note 2)	13,110,492
Receivable for investments sold	4,648,071
Unrealized appreciation on open swap contracts (Note 2)	926,794
Unrealized appreciation on forward foreign currency contracts (Note 2)	310,718
Variation margin receivable on futures contracts (Note 2)	942,777
Receivable for Fund shares sold	51,155
Receivable from investment adviser (Note 3)	38,000
Dividend and interest receivable	22,066
Net receivable for open swap contracts	7,924
Prepaid expenses and other assets	18,598
Total assets	111,414,985
Liabilities
Administrative services fee payable (Note 3)	10,592
Due to custodian	299,707
Shareholder servicing/Distribution fee payable (Note 3)	295
Payable for investments purchased	3,948,509
Securities sold short, at value (Proceeds $2,657,281) (Note 2)	2,654,438
Unrealized depreciation on open swap contracts (Note 2)	284,303
Unrealized depreciation on forward foreign currency contracts (Note 2)	223,688
Outstanding written options, at value (Proceeds $155,253) (Note 2)	121,470
Net payable for terminated total return swap contracts	81,727
Payable upon return of securities loaned (Note 2)	37,455
Trustees' fee payable	15,157
Payable for Fund shares redeemed	12,629
Accrued expenses	186,971
Total liabilities	7,876,941
Net Assets
Capital stock, $.001 par value (Note 6)	9,821
Paid-in capital (Note 6)	98,592,356
Distributions in excess of net investment income	(721,070)
Accumulated net realized gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency transactions	4,682,166
Net unrealized appreciation from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency translations	974,771
Net assets	$103,538,044
I Shares
Net assets	$102,227,113
Shares outstanding	9,695,955
Net asset value, offering price and redemption price per share	$10.54
A Shares
Net assets	$1,266,622
Shares outstanding	121,013
Net asset value and redemption price per share	$10.47
Maximum offering price per share (net asset value/(1-5.25%))	$11.05
C Shares
Net assets	$44,309
Shares outstanding	4,366
Net asset value and offering price per share	$10.15

1  Includes $35,904 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2017

Investment Income
Dividends (net of foreign withholding taxes of $5,222)	$413,230
Interest	268,908
Securities lending (net of rebates)	16,329
Total investment income	698,467
Expenses
Investment advisory fees (Note 3)	1,205,313
Administrative services fees (Note 3)	34,358
Shareholder servicing/Distribution fees (Note 3)
Class A	3,427
Class C	586
Custodian fees	193,164
Dividend expense for securities sold short	170,153
Transfer agent fees (Note 3)	71,938
Audit and tax fees	56,879
Registration fees	53,996
Legal fees	49,226
Trustees' fees	49,060
Printing fees	35,095
Commitment fees (Note 4)	11,255
Insurance expense	2,384
Interest expense for securities sold short	3,615
Miscellaneous expense	6,680
Total expenses	1,947,129
Less: fees waived (Note 3)	(784,338)
Net expenses	1,162,791
Net investment loss	(464,324)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Securities Sold Short and Foreign Currency Related Items
Net realized gain from investments	274,784
Net realized gain from futures contracts	509,521
Net realized gain from swap contracts	3,061,502
Net realized loss from purchased options	(459,841)
Net realized gain from written options	1,186,751
Net realized gain from securities sold short	551,843
Net realized loss from foreign currency transactions	(137,379)
Net realized loss from forward foreign currency contracts	(356,663)
Net change in unrealized appreciation (depreciation) from investments	122,203
Net change in unrealized appreciation (depreciation) from futures contracts	(43,559)
Net change in unrealized appreciation (depreciation) from swap contracts	(362,188)
Net change in unrealized appreciation (depreciation) from purchased options	(23,690)
Net change in unrealized appreciation (depreciation) from written options	43,464
Net change in unrealized appreciation (depreciation) from securities sold short	5,006
Net change in unrealized appreciation (depreciation) from foreign currency translations	(13,769)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	53,360
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items	4,411,345
Net increase in net assets resulting from operations	$3,947,021

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
From Operations
Net investment loss	$(464,324)	$(792,323)
Net realized gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency transactions	4,630,518	1,535,008
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency translations	(219,173)	1,069,871
Net increase in net assets resulting from operations	3,947,021	1,812,556
From Dividends and Distributions
Dividends from net investment income
Class I	(430,003)	—
Class A	(1,516)	—
Distributions from net realized gains
Class I	(2,021,820)	(239,111)
Class A	(23,670)	(3,212)
Class C	(1,733)	(753)
Net decrease in net assets resulting from dividends and distributions	(2,478,742)	(243,076)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	38,604,603	121,506,721
Reinvestment of dividends and distributions	2,464,559	242,222
Net asset value of shares redeemed	(55,367,169)	(20,664,750)
Net increase (decrease) in net assets from capital share transactions	(14,298,007)	101,084,193
Net increase (decrease) in net assets	(12,829,728)	102,653,673
Net Assets
Beginning of year	116,367,772	13,714,099
End of year	$103,538,044	$116,367,772
Distributions in excess of net investment income	$(721,070)	$(703,945)

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$10.39[1]	$10.36	$10.42	$10.48[1]	$9.95
INVESTMENT OPERATIONS
Net investment loss[2]	(0.04)	(0.08)	(0.01)	(0.15)	(0.15)
Net gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency related items (both realized and unrealized)	0.41	0.13	0.25	0.42	0.75
Total from investment operations	0.37	0.05	0.24	0.27	0.60
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.04)	—	(0.18)	—	(0.06)
Distributions from net realized gains	(0.18)	(0.02)	(0.12)	(0.33)	(0.01)
Total dividends and distributions	(0.22)	(0.02)	(0.30)	(0.33)	(0.07)
Net asset value, end of year	$10.54	$10.39[1]	$10.36	$10.42	$10.48[1]
Total return[3]	3.68%	0.53%	2.33%	2.64%	6.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$102,227	$114,951	$13,015	$11,451	$5,409
Ratio of net expenses to average net assets	1.00%	0.91%	1.56%	1.85%	1.78%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%	0.85%	1.32%	1.70%	1.70%
Ratio of net investment loss to average net assets	(0.40)%	(0.79)%	(0.14)%	(1.47)%	(1.49)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%	0.65%	2.34%	2.48%	6.31%
Portfolio turnover rate	586%	1,021%	292%	431%	284%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
28

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$10.31	$10.31	$10.37	$10.46[1]	$9.93
INVESTMENT OPERATIONS
Net investment loss[2]	(0.07)	(0.10)	(0.05)	(0.18)	(0.18)
Net gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency related items (both realized and unrealized)	0.42	0.12	0.26	0.42	0.76
Total from investment operations	0.35	0.02	0.21	0.24	0.58
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.01)	—	(0.15)	—	(0.04)
Distributions from net realized gains	(0.18)	(0.02)	(0.12)	(0.33)	(0.01)
Total dividends and distributions	(0.19)	(0.02)	(0.27)	(0.33)	(0.05)
Net asset value, end of year	$10.47	$10.31	$10.31	$10.37	$10.46[1]
Total return[3]	3.45%	0.24%	2.08%	2.35%	5.96%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,267	$1,319	$320	$438	$324
Ratio of net expenses to average net assets	1.26%	1.17%	1.82%	2.10%	2.03%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%	1.11%	1.57%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.65)%	(0.98)%	(0.44)%	(1.73)%	(1.75)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%	0.65%	2.33%	2.48%	6.31%
Portfolio turnover rate	586%	1,021%	292%	431%	284%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
29

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$10.07	$10.14	$10.21	$10.37[1]	$9.89
INVESTMENT OPERATIONS
Net investment loss[2]	(0.15)	(0.10)	(0.12)	(0.25)	(0.25)
Net gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency related items (both realized and unrealized)	0.41	0.05	0.24	0.42	0.74
Total from investment operations	0.26	(0.05)	0.12	0.17	0.49
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.07)	—	—
Distributions from net realized gains	(0.18)	(0.02)	(0.12)	(0.33)	(0.01)
Total dividends and distributions	(0.18)	(0.02)	(0.19)	(0.33)	(0.01)
Net asset value, end of year	$10.15	$10.07	$10.14	$10.21	$10.37[1]
Total return[3]	2.61%	(0.45)%	1.23%	1.68%	5.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$44	$97	$379	$1,344	$1,745
Ratio of net expenses to average net assets	1.97%	1.98%	2.57%	2.85%	2.77%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.85%	1.91%	2.32%	2.70%	2.70%
Ratio of net investment loss to average net assets	(1.45)%	(0.99)%	(1.20)%	(2.48)%	(2.49)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%	0.81%	2.33%	2.48%	6.31%
Portfolio turnover rate	586%	1,021%	292%	431%	284%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.
30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2017

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2017, the Fund held $6,404,958 in the Subsidiary, representing 6.2% of the Fund's consolidated net assets. For the year ended October 31, 2017, the net realized loss on securities and other financial instruments held in the Subsidiary was $1,212,064.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$8,348,134	$2,968,485	$—	$11,316,619
Rights	—	—	6,140	6,140
United States Treasury Obligations	—	49,734,420	—	49,734,420
Purchased Options	42,160	—	—	42,160
Short-term Investments	—	29,203,092	—	29,203,092
	$8,390,294	$81,905,997	$6,140	$90,302,431
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$310,718	$—	$310,718
Futures Contracts	1,414,007	—	—	1,414,007
Swap Contracts**	—	926,794	—	926,794
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$2,654,438	$—	$—	$2,654,438
Other Financial Instruments*
Forward Foreign Currency Contracts	—	223,688	—	223,688
Futures Contracts	1,251,024	—	—	1,251,024
Swap Contracts**	—	284,303	—	284,303
Written Options	121,470	—	—	121,470

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Written options are reported at value.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

As of October 31, 2017, the amount of Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. For the year ended October 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2017, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2017 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2017.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Unrealized Appreciation (Deprecition)
Foreign currency exchange rate
Forward contracts	$310,718	$223,688	$(356,663)	$53,360
Futures contracts	70,110	347,364	170,230	(475,358)
Interest rate
Futures contracts	28,964	20,414	(1,010,816)	25,955
Equity price
Futures contracts	310,599	7,132	1,358,710	277,624
Total return swap contracts	926,794	284,303	3,061,502	(362,188)
Purchased options	42,160	—	(459,841)	(23,690)
Written options	—	121,470	1,186,751	43,464
Commodity price
Futures contracts	1,004,334	876,114	(8,603)	128,220
Total	$2,693,679	$1,880,485	$3,941,270	$(332,613)

For the year ended October 31, 2017, the Fund held average monthly value on a net basis of $21,455,557 in forward foreign currency contracts and average monthly notional values on a net basis of $51,372,149, $35,626,715 and $106,311,567 in long futures contracts, short futures contracts and swap contracts, respectively. For the year ended October 31, 2017, the Fund received average monthly premiums of $237,044 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2017:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
BNP Paribas	$63,434	$(4,123)	$—	$—	$59,311
Goldman Sachs	313,702	(165,232)	—	—	148,470
JPMorgan Chase	510,555	(152,304)	—	—	358,251
Morgan Stanley	2,982	—	—	—	2,982
Societe Generale	346,839	(182,148)	—	—	164,691
	$1,237,512	$(503,807)	$—	$—	$733,705

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2017:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank plc	$51,784	$—	$—	$(51,784)	$—
BNP Paribas	4,123	(4,123)	—	—	—
Goldman Sachs	165,232	(165,232)	—	—	—
JPMorgan Chase	152,304	(152,304)	—	—	—
Nomura Securities	73,870	—		—	73,870
Societe Generale	182,148	(182,148)	—	—	—
	$629,461	$(503,807)	$—	$(51,784)	$73,870

(a)  Swap contracts, written options and forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2017, the amount of restricted cash held at brokers related to open short positions was $0.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2017, the amount of restricted cash held at brokers related to open futures contracts was $1,230,484.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2017 are disclosed in the Consolidated Schedule of Investments.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2017, the amounts of restricted cash held at brokers related to open swap contracts and centrally cleared swaps for the Fund were $10,698,248 and $0, respectively.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchange-traded written options are disclosed in the Consolidated Schedule of Investments. At October 31, 2017, the amount of restricted cash held at brokers related to option contracts was $1,181,760.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2017, the Fund had investment securities on loan with a fair value of $35,904. Collateral received for securities loaned and a related liability of $37,455 are presented gross in the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of October 31, 2017, the value of the related collateral exceeded the value of the securities loaned.

During the year ended October 31, 2017, total earnings from the Fund's investment in cash collateral received in connection with securities lending

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

arrangements was $23,763, of which $1,990 was rebated to borrowers (brokers). The Fund retained $16,329 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,444. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) RECENT ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Effective November 15, 2016, for its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. Prior to November 15, 2016, the Fund paid Credit Suisse advisory fees at the annual rate of 0.95% of the Fund's average daily net assets and co-administration fees at an annual rate of 0.09% of the Fund's average daily net assets. On November 15, 2016, the Fund entered into an Investment Management Agreement with Credit Suisse which bundled the advisory and administration fees into a single fee. For the year ended October 31, 2017, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,211,312 and $784,338, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares, and 1.85% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2019.

	Fee waivers/expense reimbursements subject to recoupment*	Expires October 31, 2018	Expires October 31, 2019	Expires October 31, 2020
Class I	$1,584,567	$276,384	$606,964	$701,219
Class A	23,103	8,041	6,694	8,368
Class C	28,503	27,045	1,100	358
Totals	$1,636,173	$311,470	$614,758	$709,945

*  Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2017, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $28,359.

46

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2017, the Fund paid Rule 12b-1 distribution fees of $3,427 for Class A shares and $586 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2017, the Fund paid $67,801, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2017, CSSU and its affiliates advised the Fund that they retained $449 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2017 and during the year ended October 31, 2017, the Fund had no borrowings outstanding under the Credit Facility.

47

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2017, purchases and sales of investment securities (excluding short-term investments) were as follows:

Investment Securities
Purchases	Sales
$120,893,617	$116,449,459

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	3,658,695	$37,970,122	11,724,055	$119,800,085
Shares issued in reinvestment of dividends and distributions	236,955	2,445,260	23,730	238,966
Shares redeemed	(5,265,549)	(54,588,520)	(1,938,432)	(19,674,476)
Net increase (decrease)	(1,369,899)	$(14,173,138)	9,809,353	$100,364,575
	Class A
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	61,526	$634,481	167,588	$1,706,636
Shares issued in reinvestment of dividends and distributions	1,789	18,350	260	2,609
Shares redeemed	(70,220)	(724,894)	(70,992)	(715,082)
Net increase (decrease)	(6,905)	$(72,063)	96,856	$994,163
	Class C
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	95	$949	66	$647
Shares redeemed	(5,375)	(53,755)	(27,774)	(275,192)
Net decrease	(5,280)	$(52,806)	(27,708)	$(274,545)

48

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 6. Capital Share Transactions (continued)

On October 31, 2017, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	97%
Class A	3	60%
Class C	1	100%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2017 and 2016, respectively, was as follows:

Ordinary Income		Long-Term Capital Gain
2017	2016	2017	2016
$1,562,939	$170,434	$915,803	$72,642

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, marked to market of forward contracts, futures contracts, options contracts and deferred organizational expenses. At October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$4,590,172
Accumulated net realized gain	159,779
Unrealized appreciation	206,235
$4,956,186

49

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2017

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2017, the cost and net unrealized appreciation (depreciation) of investments, securities sold short and derivatives for income tax purposes were as follows:

Cost of Investments	$88,354,370
Unrealized appreciation	$2,957,360
Unrealized depreciation	(2,737,449)
Net unrealized appreciation (depreciation)	$219,911

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), ordinary loss netting to reduce short-term capital gains, swap gain (loss) and distribution re-designations, paid-in capital was charged $1,208,968, accumulated net realized gain was credited $330,250 and distributions in excess of net investment income was credited $878,718. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

50

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Multialternative Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2017, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the three-year period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. The accompanying consolidated financial highlights for each of the years in the two-year period ended October 31, 2014, were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Multialternative Strategy Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2017

51

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

52

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8	Director of Caleres Inc. (footwear) from May 2012 to present

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

53

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee Since Fund Inception and Chairman Since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	10

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (23 open end portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 Year of Birth: 1956	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	10	Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

54

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

55

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

56

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-AR-1017

CREDIT SUISSE FUNDS

Annual Report

October 31, 2017

■  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2017 (unaudited)

November 24, 2017

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the 12-month period ended October 31, 2017.

Performance Summary
11/1/2016 – 10/31/2017

Fund & Benchmark	Performance
Class I1	11.11%
Class A1,2	10.71%
Class C1,2	9.88%
ICE BofAML 3-Month US Treasury Bill Index[3]	0.72%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period

The annual period ended October 31, 2017 was a positive one for below investment grade credit asset classes, with the Credit Suisse Leveraged Loan Index and the ICE BofAML US High Yield Constrained Index returning 5.25% and 9.14%, respectively. In comparison, the ICE BofAML 3-Month US Treasury Bill Index (the "Benchmark"), the Fund's benchmark, returned 0.72% for the same time period.

The high yield asset class continued to produce positive returns in 2017 following a rally that began in 2016. Factors that contributed to positive sentiment included strength in global equity markets, higher oil prices, and enthusiasm surrounding U.S. tax reform. For the loan asset class, coupon clipping has driven much of the positive return and over 5% of the Credit Suisse Leveraged Loan Index's return can be attributed to interest return.

Demand for leveraged loans has been robust. Retail money flowed into loan funds, old Collateralized Loan Obligation ("CLO") structures reset, and new CLO's printed an average of almost $10 billion per month over the twelve-month period. Prime funds had net inflows of $30.7 billion versus a $15.7 billion outflow over the previous period (according to LCD —"Leveraged Commentary & Data"). The period saw CLO issuance of $111.5 billion versus $67 billion in the previous annual period. In contrast, high yield mutual fund flows have been

1

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

negative, with outflows of $9.8 billion year to date, as compared to $7.2 billion of inflows for the same period last year.

Fundamentals in the high yield and senior secured loan market have been stable outside of some notable sectors such as retail. Within high yield, default activity, as measured by JP Morgan, ended the period at 1.18% — down from the same twelve-month period last year and year-end 2016. The par-weighted default rate for loans ended the period at 1.37%. While it is expected that the market may experience an increase in defaults for some troubled industries going forward, overall fundamentals and cheap capital structures should broadly minimize defaults. Looking forward, JPMorgan is keeping its 2018 default rate forecast at 2.0% — which remains below long-term averages.

Strategic Review and Outlook: Expecting defaults to remain low

For the 12-month period ended October 31, 2017, the Fund outperformed the Benchmark. The Fund's outperformance can be attributed to positive performance from multiple asset classes. Positive returns in mining, steel, iron and non-precious metals, electronics and conglomerate service within the bank loan and high yield asset classes provided the most significant contributions to performance. CLOs also contributed positively to returns, as did all ratings classes.

The ongoing low rate environment has continued to be supportive of corporate balance sheets, with solid earnings and stable fundamentals supporting credit markets. Additionally, the United States economy continues to experience stable growth, while the labor market continues to show strength.

Economic performance does appear to be supportive of continued rate increases, although we expect the pace to be measured in the absence of a more material inflation upside surprise. Consequently, we currently maintain a shorter duration in the high yield asset class and are positively inclined toward the floating rate nature of the loan asset class.

Finally, we expect default rates for both high yield and loans to remain below long-term averages over the intermediate term — especially outside of certain sectors.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan

2

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2017; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Strategic Income Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and
ICE BofAML 3-Month US Treasury Bill Index3
from Inception (9/28/12).

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 5.41%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was 8.88%.

3  Using only liquid securities, the ICE BofAML 3-Month US Treasury Bill Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index. The index was formerly known as The BofA Merrill Lynch 3-Month US Treasury Bill Index.

4

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Average Annual Returns as of October 31, 20171

	1 Year	5 Years	Since Inception[2]
Class I	11.11%	7.62%	7.61%
Class A Without Sales Charge	10.71%	7.30%	7.32%
Class A With Maximum Sales Charge	5.41%	6.27%	6.30%
Class C Without CDSC	9.88%	6.53%	6.54%
Class C With CDSC	8.88%	6.53%	6.54%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.25% for Class I shares, 1.50% for Class A shares and 2.25% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date September 28, 2012.

5

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2017.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2017

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,033.60	$982.10	$1,017.40
Expenses Paid per $1,000*	$5.07	$6.20	$10.12
Hypothetical 5% Fund Return
Beginning Account Value 05/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/17	$1,020.21	$1,018.95	$1,015.17
Expenses Paid per $1,000*	$5.04	$6.31	$10.11
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2017 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2017)

S&P Ratings**
BBB	2.2%
BB	24.5
B	46.3
CCC	13.2
CC1	0.0
NR	3.5
Subtotal	89.7
Equity and Other	0.6
Short-Term Investments[2]	9.7
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2017, if applicable.

8

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (42.3%)
Advertising (0.6%)
$1,000	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/17 @ 102.09)(1)	(CCC+, Caa1)	10/15/20	8.375	$1,020,000
Air Transportation (0.2%)
300	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, Ba3)	02/01/24	5.000	306,000
Auto Parts & Equipment (0.6%)
500	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	520,000
650	Delphi Technologies PLC, Rule 144A, Senior Unsecured Notes(1)	(BB, B1)	10/01/25	5.000	656,500
					1,176,500
Brokerage (1.1%)
1,850	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	1,928,625
Building & Construction (0.6%)
1,000	Beacon Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	1,017,200
Building Materials (3.4%)
500	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	531,250
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	372,750
414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB-, B2)	10/01/24	5.500	434,700
725	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Baa3)	08/01/26	4.500	759,437
750	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	801,562
200	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/18 @ 104.22)(1)	(BB, Ba3)	03/15/23	5.625	210,750
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	537,188

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$1,400	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	$1,522,500
50	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	52,875
250	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB-, B3)	06/01/25	5.125	253,750
150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	162,000
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	520,000
					6,158,762
Cable & Satellite TV (3.4%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	879,000
400	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	417,000
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	209,000
500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	542,500
500	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	523,750
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba1)	10/15/25	6.625	329,550
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B2)	10/15/25	10.875	308,103
1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,535,437
475	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	512,406
See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	$483,474
500	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	511,250
					6,251,470
Chemicals (1.2%)
525	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	540,750
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	271,250
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/17 @ 100.00)(1),(2),(3),(4),(5)	(NR, NR)	05/01/18	9.000	1,882
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B3)	09/01/25	5.375	1,055,000
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	320,250
					2,189,132
Consumer/Commercial/Lease Financing (0.6%)
1,050	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 11/16/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,044,750
Diversified Capital Goods (1.1%)
372	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 102.63)(1)	(BB-, Ba3)	07/15/24	5.250	388,740
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	368,375
1,200	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B1)	10/15/25	4.875	1,215,750
					1,972,865
Food & Drug Retailers (0.4%)
750	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba3)	11/01/25	5.500	768,750

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Food - Wholesale (0.7%)
$400	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B3)	04/01/25	5.250	$409,500
400	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	424,000
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	236,250
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	237,094
					1,306,844
Gaming (1.2%)
700	Eldorado Resorts, Inc., Global Company Guaranteed Notes (Callable 04/01/20 @ 104.50)	(B, B3)	04/01/25	6.000	742,000
400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	426,000
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	487,125
495	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 11/30/17 @ 104.13)(1),(6)	(B, B2)	02/15/21	8.250	601,267
					2,256,392
Gas Distribution (1.1%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(BB-, B1)	10/01/25	6.500	763,125
500	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 12/01/17 @ 102.88)	(BB-, B1)	02/15/21	5.750	510,200
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	684,125
					1,957,450
Health Facilities (1.5%)
500	MPT Finance Corp., Global Company Guaranteed Notes (Callable 10/15/22 @ 102.50)	(BBB-, Ba1)	10/15/27	5.000	515,000

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Facilities
$250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	$256,240
875	SP Finco LLC, Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.38)(1)	(CCC+, Caa2)	07/01/25	6.750	800,625
500	Tenet Healthcare Corp., Rule 144A, Secured Notes (Callable 05/01/20 @ 102.56)(1)	(B-, Ba3)	05/01/25	5.125	488,750
700	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/15/20 @ 102.31)(1)	(BB-, Ba3)	07/15/24	4.625	691,250
					2,751,865
Health Services (0.8%)
500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	517,500
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, Ba3)	06/01/25	5.250	927,000
					1,444,500
Hotels (0.2%)
400	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	414,500
Insurance Brokerage (1.8%)
400	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 08/01/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	427,000
550	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.50)(1)	(CCC+, Caa2)	08/15/25	7.000	574,750
1,500	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 12/01/17 @ 100.00)(1),(7)	(CCC+, Caa2)	07/15/19	17.000	1,505,625
675	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	703,687
					3,211,062

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services (0.6%)
$1,000	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, NR)	06/15/22	6.750	$1,042,300
Machinery (0.5%)
500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	530,625
350	Vertiv Intermediate Holding Corp., 12.000% Cash, 13.000% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/15/19 @ 106.00)(1),(7)	(B-, Caa1)	02/15/22	25.000	383,688
					914,313
Media - Diversified (0.7%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 12/01/17 @ 103.00)	(B+, Ba3)	04/15/22	6.000	732,875
500	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	463,750
					1,196,625
Media Content (1.5%)
500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	560,625
500	Netflix, Inc., Rule 144A, Senior Unsecured Notes(1)	(B+, B1)	04/15/28	4.875	497,600
925	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, B1)	05/15/25	5.125	952,750
750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	776,250
					2,787,225
Metals & Mining - Excluding Steel (0.7%)
2,975	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 12/01/17 @ 102.75)(2),(4)	(NR, NR)	06/01/19	11.000	179
1,250	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B-, B3)	06/15/22	8.750	1,271,875
					1,272,054

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services (2.1%)
$500	FTS International, Inc., Global Senior Secured Notes (Callable 12/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	$487,500
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	420,500
597	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 11/30/17 @ 100.00)(7)	(NR, NR)	02/04/20	8.400	230,890
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes(1)	(NR, Ca)	12/01/17	7.250	356,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 12/01/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	684,000
250	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 12/01/17 @ 100.00)(1)	(B-, B2)	11/01/18	8.625	250,937
701	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 12/01/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	714,849
100	Sidewinder Drilling, Inc.(3),(4),(5)	(NR, NR)	02/14/20	12.000	93,642
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B, Caa1)	10/15/22	5.800	319,312
225	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	219,937
					3,777,567
Oil Refining & Marketing (0.2%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 12/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	413,000
Packaging (1.1%)
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	773,437
500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	517,813
475	Silgan Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/15/20 @ 102.38)(1)	(BB-, Ba3)	03/15/25	4.750	490,438

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging
$325	Trident Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 103.31)(1)	(CCC+, Caa2e)	11/01/25	6.625	$324,090
					2,105,778
Personal & Household Products (0.6%)
450	First Quality Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.75)(1)	(BB-, B1)	07/01/25	5.000	463,811
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC+, Caa1)	03/15/25	8.875	699,375
					1,163,186
Pharmaceuticals (0.3%)
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, B3)	02/01/25	6.000	160,000
125	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	105,469
425	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	360,187
					625,656
Real Estate Investment Trusts (2.0%)
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	502,500
1,250	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	1,303,125
250	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	255,938
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	256,875
425	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(B, Caa2)	11/01/23	8.125	443,062
350	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1e)	11/15/25	4.750	358,225

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts
$500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	$525,000
					3,644,725
Recreation & Travel (0.6%)
250	Canada's Wonderland Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.69)(1)	(BB-, B1)	04/15/27	5.375	264,688
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	773,437
					1,038,125
Restaurants (1.6%)
1,015	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,035,300
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3e)	10/15/25	5.000	1,126,125
750	Pizza Hut Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.38)(1)	(BB, B1)	06/01/27	4.750	771,562
					2,932,987
Software - Services (2.0%)
1,125	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	1,175,625
750	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	787,500
475	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 12/01/17 @ 103.56)(1),(7)	(CCC, Caa2)	05/01/21	15.000	490,437
300	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.50)(1)	(BB, Ba3)	07/15/25	6.000	317,250
255	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	261,375
45	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 12/01/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	44,775

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services
$655	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	$674,650
					3,751,612
Specialty Retail (0.3%)
300	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	315,375
200	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	206,439
					521,814
Steel Producers/Products (0.6%)
750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	776,250
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	339,750
					1,116,000
Support - Services (2.8%)
548	AECOM, Global Company Guaranteed Notes (Callable 12/15/26 @ 100.00)	(BB, Ba3)	03/15/27	5.125	565,125
600	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	611,850
425	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	501,500
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	821,500
1,041	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,080,037
750	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	761,250
850	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	871,803
					5,213,065

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment (0.5%)
$750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	$732,188
250	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	274,375
					1,006,563
Telecom - Wireline Integrated & Services (1.5%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	214,750
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	1,202,344
1,250	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,320,312
					2,737,406
Theaters & Entertainment (1.1%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B+, B2)	05/15/27	6.125	746,250
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba1)	06/15/23	6.000	798,750
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	518,585
					2,063,585
Wireless Telecommunication Services (0.5%)
900	Wind Tre SpA, Rule 144A, Company Guaranteed Notes (Callable 11/03/20 @ 102.50)(1)	(BB-, B1)	01/20/26	5.000	906,970
TOTAL CORPORATE BONDS (Cost $77,521,207)					77,407,223
BANK LOANS (47.4%)
Aerospace & Defense (0.7%)
925	Avolon TLB Borrower 1 (Luxembourg) Sarl, LIBOR 1M + 2.250%(8)	(BBB-, Ba1)	04/03/22	3.488	933,751
354	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.500%(8)	(B-, B3)	11/28/21	6.874	357,317
					1,291,068

See Accompanying Notes to Financial Statements.
19

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment (1.1%)
$998	Dayco Products LLC, LIBOR 3M + 5.000%(5),(8)	(B, B2)	05/19/23	6.317	$1,007,475
997	Superior Industries International, Inc., LIBOR 1M + 4.500%(8)	(B, B1)	05/22/24	5.739	1,004,914
					2,012,389
Banking (0.4%)
744	NXT Capital, Inc., LIBOR 1M + 4.500%(5),(8)	(BB-, B1)	11/22/22	5.750	755,541
Building & Construction (0.3%)
468	Beacon Roofing Supply, Inc.(9)	(BB+, B1)	08/23/24	2.250	472,172
Building Materials (1.0%)
690	Morsco, Inc., LIBOR 1M + 7.000%(8)	(B+, B3)	10/31/23	8.242	698,177
1,039	Priso Acquisition Corp., LIBOR 1M + 3.000%(8)	(B, B2)	05/08/22	4.242	1,045,973
					1,744,150
Cable & Satellite TV (0.7%)
498	Radiate Holdco LLC, LIBOR 1M + 3.000%(8)	(B, B1)	02/01/24	4.242	493,182
750	Telenet Financing USD LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba3)	06/30/25	3.989	754,061
					1,247,243
Chemicals (3.6%)
423	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(8)	(B, B1)	09/13/23	4.567	426,906
319	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(8)	(B, B1)	09/13/23	4.567	321,627
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(8)	(CCC+, Caa1)	09/06/22	8.615	418,889
1,000	Minerals Technologies, Inc.(5),(9)	(BB+, Ba2)	05/09/21	4.750	1,013,750
990	Pinnacle Operating Corp., LIBOR 1M + 3.750%(8)	(NR, Caa1)	11/15/18	4.992	925,311
1,006	Preferred Proppants LLC, LIBOR 1M + 7.750%(4),(5),(8)	(CCC, Caa2)	07/27/20	9.083	945,868
594	Solenis International LP, LIBOR 3M + 6.750%(8)	(B-, Caa1)	07/31/22	8.067	588,855
750	Vantage Specialty Chemicals, Inc.(9)	(B-, B3)	10/05/24	4.000	758,280
205	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(8)	(CCC, Caa2)	10/05/25	8.250	205,578
1,000	Zep, Inc., LIBOR 3M + 4.000%(8)	(B-, B2)	08/12/24	5.380	1,012,190
					6,617,254
Diversified Capital Goods (3.1%)
1,000	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(8)	(B+, Ba3)	11/30/23	5.689	1,009,380
667	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(8)	(BB-, B2)	12/31/21	4.250	671,547
996	Dynacast International LLC, LIBOR 3M + 3.250%(8)	(B, B1)	01/28/22	4.583	1,006,446
629	Electrical Components International, Inc., LIBOR 3M + 4.750%(8)	(B, B1)	05/28/21	6.085	634,612

See Accompanying Notes to Financial Statements.
20

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods
$500	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(8)	(B, B1)	06/28/24	4.833	$507,500
1,000	Hayward Industries, Inc., LIBOR 1M + 3.500%(8)	(B, B3)	08/05/24	4.742	1,010,625
750	Thermon Industries, Inc., LIBOR 6M + 6.500%(5),(8)	(B+, B2)	10/24/24	3.750	755,625
					5,595,735
Electronics (1.9%)
500	CPI International, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	07/26/24	4.742	502,918
500	CPI International, Inc., LIBOR 1M + 7.250%(5),(8)	(CCC+, Caa2)	07/26/25	8.492	503,125
748	M/A-COM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(8)	(B+, Ba3)	05/17/24	3.489	749,528
996	Oberthur Technologies S.A., LIBOR 3M + 3.750%(8)	(B-, B2)	01/10/24	5.083	980,380
315	Seattle Spinco, Inc., LIBOR 3M + 2.750%(8)	(BB-, B1)	06/21/24	3.988	316,464
499	Tempo Acquisition LLC, LIBOR 1M + 3.000%(8)	(B, B1)	05/01/24	4.242	501,089
					3,553,504
Energy - Exploration & Production (0.5%)
1,000	Chief Exploration & Development LLC, LIBOR 3M + 6.500%(4),(8)	(NR, NR)	05/16/21	7.959	985,000
Food - Wholesale (0.6%)
500	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	12/13/23	4.742	502,707
500	American Seafoods Group LLC, LIBOR 3M + 3.250%(5),(8)	(BB-, B1)	08/21/23	4.572	506,875
					1,009,582
Forestry & Paper (0.6%)
840	Proampac PG Borrower LLC, LIBOR 1M + 4.000%(8)	(B, B2)	11/18/23	5.295	849,418
250	Proampac PG Borrower LLC, LIBOR 3M + 8.500%(8)	(CCC+, Caa2)	11/18/24	9.816	254,375
					1,103,793
Gaming (2.3%)
748	Caesars Entertainment Resort Properties LLC, LIBOR 1M + 3.500%(8)	(BB, B1)	10/11/20	4.742	749,527
1,000	CBAC Borrower LLC, LIBOR 1M + 4.000%(8)	(B, B3)	06/28/24	5.242	1,012,970
748	Cyan Blue Holdco 3 Ltd., LIBOR 3M + 3.500%(8)	(B, B2)	07/26/24	4.833	754,361
748	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.750%(8)	(BB-, Ba3)	02/22/23	5.083	760,398
997	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.250%(8)	(BB+, Ba3)	04/25/23	3.492	1,004,236
					4,281,492

See Accompanying Notes to Financial Statements.
21

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gas Distribution (0.8%)
$717	BCP Renaissance Parent LLC, LIBOR 3M + 4.000%(8)	(B+, B1)	10/31/24	5.380	$726,308
778	Traverse Midstream Partners LLC, LIBOR 3M + 4.000%(8)	(B+, B1)	09/27/24	5.330	789,609
					1,515,917
Health Facility (0.3%)
625	Western Dental Services, Inc., LIBOR 1M + 5.250%(8)	(B-, B3)	06/23/23	6.492	629,402
Health Services (1.6%)
433	Onex Carestream Finance LP, LIBOR 3M + 4.000%(8)	(B+, B1)	06/07/19	5.333	434,388
996	Prospect Medical Holdings, Inc., LIBOR 6M + 6.000%(5),(8)	(B, Ba3)	06/30/22	7.500	1,007,426
996	Team Health Holdings, Inc., LIBOR 1M + 2.750%(8)	(B, B1)	02/06/24	3.992	990,020
369	Valitas Health Services, Inc., LIBOR 3M + 3.646%(4),(5),(8)	(NR, NR)	04/14/22	5.000	184,273
131	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(5),(8)	(NR, NR)	12/31/19	13.312	124,618
157	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(5),(8)	(NR, NR)	12/31/19	13.354	149,542
					2,890,267
Insurance Brokerage (1.8%)
1,081	Acrisure LLC, LIBOR 2M + 5.000%(8)	(B, B2)	11/22/23	6.272	1,087,732
746	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(8)	(B, B2)	08/12/22	4.490	752,756
687	AssuredPartners, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	10/22/24	4.742	696,106
815	NFP Corp., LIBOR 1M + 3.500%(8)	(B, B2)	01/08/24	4.742	824,207
					3,360,801
Investments & Misc. Financial Services (1.6%)
488	Focus Financial Partners LLC, LIBOR 3M + 3.250%(5),(8)	(B+, Ba3)	07/03/24	4.574	494,196
741	Freedom Mortgage Corp., LIBOR 6M + 5.500%(8)	(B+, B1)	02/23/22	6.956	754,512
1,049	Liquidnet Holdings, Inc., LIBOR 1M + 4.250%(5),(8)	(B+, B1)	07/15/24	5.492	1,055,776
720	Walter Investment Management Corp., LIBOR 1M + 3.750%(8)	(CCC-, Caa2)	12/18/20	4.992	681,559
					2,986,043
Machinery (1.5%)
750	Anvil International LLC, LIBOR 3M + 4.500%(8)	(B, B2)	08/01/24	5.820	757,031
500	CPM Acquisition Corp., LIBOR 1M + 8.250%(5),(8)	(B-, Caa1)	04/10/23	9.492	512,500
735	CPM Holdings, Inc., LIBOR 1M + 4.250%(8)	(B, B1)	04/11/22	5.492	745,301
748	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(5),(8)	(BB-, B1)	06/27/24	3.992	754,204
					2,769,036

See Accompanying Notes to Financial Statements.
22

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media - Diversified (0.6%)
$1,000	Cast & Crew Payroll LLC, LIBOR 3M + 3.000%(8)	(B+, B2)	09/26/24	4.333	$1,007,815
Media Content (0.6%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(6),(8)	(CCC+, Caa2)	06/30/22	8.250	1,174,415
Medical Products (1.2%)
1,084	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(8)	(B-, B2)	06/15/23	6.320	1,095,819
1,000	Avantor, Inc., LIBOR 3M + 4.000%(8)	(B, B2)	09/07/24	5.240	1,006,695
					2,102,514
Metals & Mining - Excluding Steel (0.0%)
248	Noranda Aluminum Acquisition Corp., Prime + 3.500%(2),(8)	(NR, NR)	02/28/19	7.250	9,291
Non - Electric Utilities (0.4%)
748	BCP Raptor LLC, LIBOR 1W + 4.250%(8)	(B+, B3)	06/24/24	5.522	758,060
Oil Refining & Marketing (0.4%)
965	Philadelphia Energy Solutions LLC, LIBOR 3M + 5.000%(4),(8)	(CCC-, B3)	04/04/18	6.333	742,778
Packaging (0.4%)
729	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(8)	(B, B1)	12/29/23	4.335	735,453
Personal & Household Products (1.1%)
500	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 7.750%(8)	(CCC+, Caa1)	09/29/25	9.083	506,875
498	Comfort Holding LLC, LIBOR 1M + 4.750%(8)	(CCC+, B3)	02/05/24	5.988	454,591
634	Comfort Holding LLC, LIBOR 1M + 10.000%(8)	(CCC-, Caa2)	02/03/25	11.238	516,482
497	Serta Simmons Bedding LLC, LIBOR 3M + 3.500%(8)	(B, B1)	11/08/23	4.830	491,432
					1,969,380
Pharmaceuticals (2.0%)
426	Alvogen Pharma U.S., Inc., LIBOR 1M + 5.000%(8)	(B, B3)	04/02/22	6.240	423,461
891	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(8)	(BB-, Ba2)	04/29/24	5.500	903,873
990	Explorer Holdings, Inc., LIBOR 3M + 3.750%(8)	(B, B1)	05/02/23	5.130	1,000,304
490	PharMerica Corp.(9)	(B, B1)	09/26/24	5.000	493,879
500	PharMerica Corp.(9)	(CCC+, Caa1)	09/26/25	9.240	505,625
379	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 4.750%(8)	(BB-, Ba3)	04/01/22	5.990	388,142
					3,715,284
Real Estate Development & Management (0.3%)
463	Capital Automotive LP, LIBOR 1M + 6.000%(5),(8)	(CCC+, NR)	03/24/25	7.250	477,208

See Accompanying Notes to Financial Statements.
23

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Investment Trusts (0.3%)
$496	Quality Care Properties, Inc., LIBOR 1M + 5.250%(8)	(B+, Caa1)	10/31/22	6.492	$500,905
Recreation & Travel (0.4%)
746	BC Equity Ventures LLC, LIBOR 1M + 6.500%(5),(8)	(B, B3)	08/31/22	7.750	757,415
Restaurants (0.6%)
997	Golden Nugget, Inc., LIBOR 2M + 3.250%(8)	(B+, Ba3)	10/04/23	4.526	1,008,910
Software - Services (8.1%)
1,285	Almonde, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	06/13/24	4.817	1,282,963
249	Almonde, Inc., LIBOR 3M + 7.250%(8)	(CCC+, Caa2)	06/13/25	8.567	248,416
396	Aricent Technologies, LIBOR 1M + 4.500%(8)	(B-, B2)	04/14/21	5.739	398,328
988	Epicor Software Corp., LIBOR 1M + 3.750%(8)	(B-, B2)	06/01/22	5.000	994,704
555	Evertec Group LLC, LIBOR 1M + 2.500%(8)	(B+, B1)	04/17/20	3.736	540,078
500	Eze Castle Software, Inc., LIBOR 3M + 6.500%(8)	(CCC+, Caa1)	04/05/21	7.833	501,405
1,000	Flexera Software LLC, LIBOR 3M + 7.000%(5),(8)	(B-, Caa1)	04/02/21	8.330	1,001,250
953	Greeneden U.S. Holdings II LLC, LIBOR 3M + 3.750%(8)	(B, B2)	12/01/23	5.083	960,612
496	Kronos, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	11/01/23	4.811	500,353
750	Kronos, Inc., LIBOR 3M + 8.250%(8)	(CCC, Caa2)	11/01/24	9.561	774,960
735	MA FinanceCo. LLC, LIBOR 1M + 2.500%(8)	(BB-, B1)	11/19/21	3.742	738,341
47	MA FinanceCo. LLC, LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	3.989	46,861
1,000	Omnitracs, Inc., LIBOR 3M + 7.750%(8)	(CCC+, Caa1)	05/25/21	9.090	1,004,170
743	Pinnacle Holdco Sarl, LIBOR 3M + 5.500%(4),(8)	(CCC, Caa2)	07/30/19	6.840	736,337
1,087	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(8)	(B, B3)	04/26/24	5.040	1,065,586
707	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.750%(8)	(B-, B2)	02/09/24	4.992	712,413
500	QBS Holding Co., Inc., LIBOR 3M + 4.750%(4),(5),(8)	(B, B3)	07/30/21	6.130	496,250
706	Ramundsen Holdings LLC, LIBOR 3M + 4.250%(5),(8)	(B+, B2)	02/01/24	5.583	711,334
898	Synchronoss Technologies, Inc., LIBOR 1M + 4.500%(8)	(BB-, Ba3)	01/19/24	5.742	898,494
750	Syniverse Holdings, Inc., LIBOR 3M + 3.000%(8)	(B, B3)	04/23/19	4.333	732,292
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(8)	(CCC+, Caa2)	02/16/25	9.583	497,500
					14,842,647
Specialty Retail (0.8%)
495	Mister Car Wash Holdings, Inc., LIBOR 3M + 3.750%(8)	(B-, B1)	08/20/21	5.130	497,780
1,000	Sally Holdings LLC(9)	(BBB-, Ba1)	07/05/24	4.500	1,000,615
					1,498,395
Steel Producers/Products (0.2%)
348	Zekelman Industries, Inc., LIBOR 3M + 2.750%(8)	(BB-, B2)	06/14/21	4.073	351,235

See Accompanying Notes to Financial Statements.
24

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (3.1%)
$496	BakerCorp International, Inc., LIBOR 3M + 3.000%(8)	(B-, B2)	02/07/20	4.380	$489,198
998	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(8)	(B, B3)	06/21/24	5.615	1,004,981
995	Change Healthcare Holdings, Inc., LIBOR 1M + 2.750%(8)	(B+, Ba3)	03/01/24	3.992	1,001,840
710	Long Term Care Group, Inc., LIBOR 1M + 5.000%(5),(8)	(B, B3)	06/06/20	6.242	706,095
496	SAI Global Ltd., LIBOR 3M + 4.500%(5),(8)	(B+, Ba3)	12/20/23	5.833	502,453
93	SGS Cayman LP, LIBOR 3M + 5.375%(5),(8)	(BB-, Caa1)	04/23/21	6.708	89,715
276	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(4),(8)	(CC, Caa3)	11/14/19	13.500	75,928
400	Sutherland Global Services, Inc., LIBOR 3M + 5.375%(5),(8)	(BB-, Caa1)	04/23/21	6.708	385,412
718	TriMark U.S.A. LLC, LIBOR 3M + 3.500%(8)	(B, B3)	09/26/24	4.880	726,654
32	TriMark U.S.A. LLC(9)	(B, B3)	09/26/24	0.000	32,440
367	USS Ultimate Holdings, Inc., LIBOR 3M + 3.750%(8)	(B+, B2)	08/25/24	4.992	371,527
327	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(8)	(CCC+, Caa2)	08/25/25	8.992	330,410
					5,716,653
Tech Hardware & Equipment (0.3%)
122	Avaya, Inc., LIBOR 1M + 7.500%(8)	(BB-, NR)	01/24/18	8.741	122,789
395	Western Digital Corp., LIBOR 1M + 2.750%(8)	(BBB-, Ba1)	04/29/23	3.990	397,237
					520,026
Telecom - Wireline Integrated & Services (0.8%)
505	Lumos Networks Operating Co.(5),(9)	(B, B2)	10/16/24	3.250	508,366
495	Lumos Networks Operating Co.(5),(9)	(B, B2)	10/16/24	3.250	496,029
500	Zayo Group LLC, LIBOR 1M + 2.250%(8)	(BB, Ba2)	01/19/24	3.489	502,607
					1,507,002
Theaters & Entertainment (0.3%)
533	William Morris Endeavor Entertainment LLC, LIBOR 3M + 7.250%(5),(8)	(B-, Caa1)	05/06/22	8.630	537,333
Transport Infrastructure/Services (0.2%)
300	OSG Bulk Ships, Inc., LIBOR 3M + 4.250%(8)	(BB-, B2)	08/05/19	5.570	290,625
Trucking & Delivery (0.9%)
745	International Seaways, Inc., LIBOR 1M + 5.500%(5),(8)	(BB-, B3)	06/22/22	6.750	751,834
975	Navios Maritime Partners LP, LIBOR 3M + 5.000%(8)	(B+, B3)	09/14/20	6.320	974,089
					1,725,923
TOTAL BANK LOANS (Cost $86,766,037)					86,769,656

See Accompanying Notes to Financial Statements.
25

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (2.2%)
Collateralized Debt Obligations (2.2%)
$500	Apidos CLO XIX, 2014-19A, Rule 144A, LIBOR 3M + 5.450%(1),(8)	(NR, Ba3)	10/17/26	6.803	$501,131
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba2)	07/27/26	7.124	752,529
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(4),(5),(9),(10)	(NR, NR)	07/20/31	0.000	447,826
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(9),(10)	(NR, NR)	07/25/27	0.000	266,182
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(8)	(BB, NR)	01/20/25	6.113	496,607
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(9),(10)	(NR, NR)	04/15/26	0.000	301,649
750	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(5),(8)	(NR, Ba3)	07/20/28	8.113	762,141
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(8)	(NR, Ba3)	01/20/29	8.363	514,455
TOTAL ASSET BACKED SECURITIES (Cost $4,239,717)					4,042,520
Number of Shares
COMMON STOCKS (0.5%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(3),(4),(5),(11)				408,499
Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(4),(5),(11)				25
Building Materials (0.1%)
2,935	Euramax International, Inc.(5),(11)				234,792
Consumer Products (0.2%)
2,027	Natural Products Group(4),(5),(11)				293,930
Health Services (0.0%)
32,987	Valitas Health Services, Inc.(3),(5)				32,987
Oil Field Equipment & Services (0.0%)
2	Sidewinder Drilling, Inc., Series A(3),(4),(5)				38,479
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(3),(5),(11)				1
8	Sprint Industrial Holdings LLC, Class H(3),(5),(11)				—
19	Sprint Industrial Holdings LLC, Class I(3),(5),(11)				—
					1
TOTAL COMMON STOCKS (Cost $1,124,336)					1,008,713

See Accompanying Notes to Financial Statements.
26

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Number of Shares				Value
MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.			$66,155
2,300	Eaton Vance Floating-Rate Income Trust			33,327
TOTAL MUTUAL FUNDS (Cost $101,102)				99,482
Par (000)		Maturity	Rate%
SHORT-TERM INVESTMENTS (10.0%)
$18,303	State Street Bank and Trust Co. Euro Time Deposit (Cost $18,302,800)	11/01/17	0.120	18,302,800
TOTAL INVESTMENTS AT VALUE (102.5%) (Cost $188,055,199)				187,630,394
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.5%)				(4,653,285)
NET ASSETS (100.0%)				$182,977,109

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities amounted to a value of $66,405,263 or 36.3% of net assets.

(2)  Bond is currently in default.

(3)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(4)  Illiquid security (unaudited).

(5)  Security is valued using significant unobservable inputs.

(6)  This security is denominated in Euro.

(7)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(8)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2017.

(9)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2017.

(10)  Zero-coupon security.

(11)  Non-income producing security.

INVESTMENT ABBREVIATIONS

3M = 3 Month

1M = 1 Month

1W = 1 Week

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

See Accompanying Notes to Financial Statements.
27

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2017

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
GBP	400,000	USD	536,525	10/12/18	Morgan Stanley	$536,525	$536,938	$413
USD	208,726	EUR	187,600	12/15/17	Morgan Stanley	(208,726)	(219,073)	(10,347)
USD	3,450,749	EUR	2,858,000	10/12/18	Morgan Stanley	(3,450,749)	(3,402,340)	48,409
USD	531,832	GBP	400,000	10/12/18	Morgan Stanley	(531,832)	(536,938)	(5,106)
								$33,369

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
28

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2017

Assets
Investments at value (Cost $188,055,199) (Note 2)	$187,630,394
Cash	50,000
Foreign currency at value (Cost $1,805,773)	1,778,581
Interest receivable	1,656,640
Receivable for Fund shares sold	1,374,520
Receivable for investments sold	1,355,217
Unrealized appreciation on forward foreign currency contracts (Note 2)	48,822
Prepaid expenses	41,231
Total assets	193,935,405
Liabilities
Investment advisory fee payable (Note 3)	20,625
Administrative services fee payable (Note 3)	19,835
Shareholder servicing/Distribution fee payable (Note 3)	33,300
Payable for investments purchased	10,380,536
Payable for Fund shares redeemed	259,062
Dividend payable	76,199
Unrealized depreciation on forward foreign currency contracts (Note 2)	15,453
Trustees' fee payable	15,157
Accrued expenses	138,129
Total liabilities	10,958,296
Net Assets
Capital stock, $.001 par value (Note 6)	17,870
Paid-in capital (Note 6)	189,778,834
Distributions in excess of net investment income	(171,968)
Accumulated net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(6,228,837)
Net unrealized depreciation from investments, foreign currency translations and forward foreign currency contracts	(418,790)
Net assets	$182,977,109
I Shares
Net assets	$114,604,510
Shares outstanding	11,194,306
Net asset value, offering price and redemption price per share	$10.24
A Shares
Net assets	$36,961,127
Shares outstanding	3,609,025
Net asset value and redemption price per share	$10.24
Maximum offering price per share (net asset value/(1-4.75%))	$10.75
C Shares
Net assets	$31,411,472
Shares outstanding	3,066,494
Net asset value and offering price per share	$10.24

See Accompanying Notes to Financial Statements.
29

Credit Suisse Strategic Income Fund
Statement of Operations
For the Year Ended October 31, 2017

Investment Income
Interest	$8,011,302
Dividends	5,693
Total investment income	8,016,995
Expenses
Investment advisory fees (Note 3)	1,067,031
Administrative services fees (Note 3)	53,551
Shareholder servicing/Distribution fees (Note 3)
Class A	67,239
Class C	162,250
Transfer agent fees (Note 3)	126,174
Registration fees	71,310
Audit and tax fees	54,679
Legal fees	51,780
Trustees' fees	49,060
Printing fees	42,718
Custodian fees	34,073
Commitment fees (Note 4)	23,476
Insurance expense	2,739
Miscellaneous expense	16,812
Total expenses	1,822,892
Less: fees waived (Note 3)	(332,520)
Net expenses	1,490,372
Net investment income	6,526,623
Net Realized and Unrealized Gain (Loss) from Investments Foreign Currency and Forward Foreign Currency Related Items
Net realized loss from investments	(977,495)
Net realized gain from foreign currency transactions	136,803
Net realized loss from forward foreign currency contracts	(168,907)
Net change in unrealized appreciation (depreciation) from investments	6,397,488
Net change in unrealized appreciation (depreciation) from foreign currency translations	(27,192)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	10,651
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	5,371,348
Net increase in net assets resulting from operations	$11,897,971

See Accompanying Notes to Financial Statements.
30

Credit Suisse Strategic Income Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
From Operations
Net investment income	$6,526,623	$6,202,299
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(1,009,599)	(5,523,982)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	6,380,947	1,224,257
Net increase in net assets resulting from operations	11,897,971	1,902,574
From Dividends
Dividends from net investment income
Class I	(4,332,237)	(4,556,905)
Class A	(1,293,742)	(1,321,799)
Class C	(663,736)	(323,595)
Return of capital
Class I	(163,178)	—
Class A	(48,730)	—
Class C	(25,000)	—
Net decrease in net assets resulting from dividends and distributions	(6,526,623)	(6,202,299)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	213,386,488	52,419,402
Reinvestment of dividends	5,843,341	5,933,749
Net asset value of shares redeemed	(117,643,601)	(112,950,455)
Net increase (decrease) in net assets from capital share transactions	101,586,228	(54,597,304)
Net increase (decrease) in net assets	106,957,576	(58,897,029)
Net Assets
Beginning of year	76,019,533	134,916,562
End of year	$182,977,109	$76,019,533
Distributions in excess of net investment income	$(171,968)	$(184,223)

See Accompanying Notes to Financial Statements.
31

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$9.73	$9.78	$10.46	$10.65	$10.06
INVESTMENT OPERATIONS
Net investment income[1]	0.54	0.71	0.66	0.64	0.61
Net gain (loss) from investments, foreign currency and forward foreign currency related items (both realized and unrealized)	0.52	(0.04)	(0.46)	(0.06)	0.60
Total from investment operations	1.06	0.67	0.20	0.58	1.21
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.53)	(0.72)	(0.60)	(0.63)	(0.60)
Distributions from net realized gains	—	—	(0.22)	(0.14)	(0.02)
Return of capital	(0.02)	—	(0.06)	—	—
Total dividends and distributions	(0.55)	(0.72)	(0.88)	(0.77)	(0.62)
Net asset value, end of year	$10.24	$9.73	$9.78	$10.46	$10.65
Total return[3]	11.11%	7.40%	2.05%	5.57%	12.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$114,605	$60,899	$65,651	$81,868	$31,830
Ratio of net expenses to average net assets	0.99%	1.00%	1.00%	1.00%	0.99%
Ratio of expenses to average net assets excluding interest expense	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	5.34%	7.64%	6.59%	5.94%	5.77%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.29%	0.16%	0.18%	0.63%
Portfolio turnover rate	79%	73%	85%	124%	159%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.
32

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$9.74	$9.79	$10.47	$10.66	$10.07
INVESTMENT OPERATIONS
Net investment income[1]	0.51	0.64	0.55	0.58	0.45
Net gain (loss) from investments, foreign currency and forward foreign currency related items (both realized and unrealized)	0.51	0.00[2]	(0.38)	(0.02)	0.73
Total from investment operations	1.02	0.64	0.17	0.56	1.18
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.50)	(0.69)	(0.57)	(0.61)	(0.57)
Distributions from net realized gains	—	—	(0.22)	(0.14)	(0.02)
Return of capital	(0.02)	—	(0.06)	—	—
Total dividends and distributions	(0.52)	(0.69)	(0.85)	(0.75)	(0.59)
Net asset value, end of year	$10.24	$9.74	$9.79	$10.47	$10.66
Total return[3]	10.71%	7.12%	1.78%	5.28%	11.94%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$36,961	$8,447	$66,244	$14,633	$46,573
Ratio of net expenses to average net assets	1.24%	1.25%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	4.99%	6.73%	5.45%	5.44%	4.22%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.29%	0.16%	0.18%	0.63%
Portfolio turnover rate	79%	73%	85%	124%	159%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of year	$9.74	$9.79	$10.47[1]	$10.65	$10.06
INVESTMENT OPERATIONS
Net investment income[2]	0.43	0.63	0.55	0.53	0.50
Net gain (loss) from investments, foreign currency and forward foreign currency related items (both realized and unrealized)	0.52	(0.06)	(0.45)	(0.05)	0.61
Total from investment operations	0.95	0.57	0.10	0.48	1.11
REDEMPTION FEES	—	—	—	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.43)	(0.62)	(0.51)	(0.52)	(0.50)
Distributions from net realized gains	—	—	(0.22)	(0.14)	(0.02)
Return of capital	(0.02)	—	(0.05)	—	—
Total dividends and distributions	(0.45)	(0.62)	(0.78)	(0.66)	(0.52)
Net asset value, end of year	$10.24	$9.74	$9.79	$10.47[1]	$10.65
Total return[4]	9.88%	6.33%	1.14%	4.53%	11.18%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$31,411	$6,673	$3,022	$2,151	$189
Ratio of net expenses to average net assets	1.99%	2.00%	2.00%	2.00%	1.99%
Ratio of expenses to average net assets excluding interest expense	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	4.25%	6.70%	5.52%	4.97%	4.77%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.29%	0.16%	0.18%	0.63%
Portfolio turnover rate	79%	73%	85%	124%	159%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.
See Accompanying Notes to Financial Statements.
34

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2017

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some

35

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

36

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$77,311,700	$95,523	$77,407,223
Bank Loans	—	69,578,169	17,191,487	86,769,656
Asset Backed Securities	—	2,832,553	1,209,967	4,042,520
Common Stocks	—	—	1,008,713	1,008,713
Mutual Funds	99,482	—	—	99,482
Short-term Investment	—	18,302,800	—	18,302,800
	$99,482	$168,025,222	$19,505,690	$187,630,394
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$48,822	$—	$48,822
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$15,453	$—	$15,453

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of October 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2016	$203,608	$6,277,025	$—	$434,411	$6,915,044
Accrued discounts (premiums)	(92)	15,585	1,181	—	16,674
Purchases	92,957	14,472,643	1,204,188	736,567	16,506,355
Sales	(249,639)	(4,213,494)	—	—	(4,463,133)
Realized gain (loss)	(85,467)	(409,364)	—	(8)	(494,839)
Change in unrealized appreciation (depreciation)	134,156	829,377	4,598	(162,257)	805,874
Transfers into Level 3	—	2,013,711	—	—	2,013,711
Transfers out of Level 3	—	(1,793,996)	—	—	(1,793,996)
Balance as of October 31, 2017	$95,523	$17,191,487	$1,209,967	$1,008,713	$19,505,690
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2017	$(1,192)	$317,812	$4,598	$(162,257)	$158,961

37

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2017	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$1,882	Income Approach	Expected Remaining Distribution	N/A
	$93,641	Market Approach	Comparable Bond Price	N/A
Bank Loans	$17,191,487	Vendor Pricing	Single Broker Quote	$0.50 – $1.03	($0.99)
Asset Backed Securities	$1,209,967	Vendor Pricing	Single Broker Quote	$0.90 – $1.02	($0.97)
Common Stocks	$25	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$970,207	Vendor Pricing	Single Broker Quote	$1.00 – $145.00	($15.91)
	$38,481	Market/Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 – $21,497	($333.63)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

38

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2017, there were no transfers between Level 1 and Level 2, but there was $2,013,711 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,793,996 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2017, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of October 31, 2017

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$48,822	Unrealized depreciation on forward foreign currency contracts	$15,453

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized loss from forward foreign currency contracts	$(168,907)	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	$10,651

For the year ended October 31, 2017, the Fund held an average monthly value on a net basis of $4,838,796 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination.

39

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2017:

Counterparty	Gross Amount of Assets Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$48,822	$(15,453)	$—	$—	$33,369

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2017:

Counterparty	Gross Amount of Liabilities Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$15,453	$(15,453)	$—	$—	$—

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest

40

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices

41

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2017, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata

42

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2017 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Statement of Investments. There were no unfunded commitments as of October 31, 2017.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

43

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2017 and during the year ended October 31, 2017, there were no securities out on loan.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from

44

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 2. Significant Accounting Policies (continued)

the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

45

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Effective November 15, 2016, for its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.84% of the Fund's average daily net assets. Prior to November 15, 2016, the Fund paid Credit Suisse advisory fees at the annual rate of 0.75% of the Fund's average daily net assets and co-administration fees at an annual rate of 0.09% of the Fund's average daily net assets. On November 15, 2016, the Fund entered into an Investment Management Agreement with Credit Suisse which bundled the advisory and administration fees into a single fee. For the year ended October 31, 2017, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,069,840 and $332,520, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2018.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2017 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2018	Expires October 31, 2019	Expires October 31, 2020
Class I	$497,515	$102,395	$175,395	$219,725
Class A	179,036	50,975	57,872	70,189
Class C	60,847	4,069	14,172	42,606
Totals	$737,398	$157,439	$247,439	$332,520

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

46

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 3. Transactions with Affiliates and Related Parties (continued)

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2017, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $50,742.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2017, the Fund paid Rule 12b-1 distribution fees of $67,239 for Class A shares and $162,250 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2017, the Fund paid $53,129, which is included within transfer agent fees in the Statement of Operations.

For the year ended October 31, 2017, CSSU and its affiliates advised the Fund that they retained $42,960 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit

47

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 4. Line of Credit (continued)

Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2017 and during the year ended October 31, 2017, the Fund had no loans outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2017, purchases and sales of investment securities (excluding short-term investments) were $185,332,637 and $92,676,764, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	12,420,495	$125,853,292	2,699,746	$24,919,299
Shares issued in reinvestment of dividends	405,783	4,109,313	472,724	4,405,459
Shares redeemed	(7,888,320)	(79,946,718)	(3,625,961)	(33,177,588)
Net increase (decrease)	4,937,958	$50,015,887	(453,491)	$(3,852,830)
	Class A
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	6,093,233	$61,324,363	2,388,476	$22,246,516
Shares issued in reinvestment of dividends	110,880	1,125,565	131,389	1,232,816
Shares redeemed	(3,462,221)	(35,072,341)	(8,420,386)	(77,803,490)
Net increase (decrease)	2,741,892	$27,377,587	(5,900,521)	$(54,324,158)

48

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 6. Capital Share Transactions (continued)

	Class C
	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	2,582,010	$26,208,833	559,045	$5,253,587
Shares issued in reinvestment of dividends	59,874	608,463	31,617	295,474
Shares redeemed	(260,694)	(2,624,542)	(214,013)	(1,969,377)
Net increase	2,381,190	$24,192,754	376,649	$3,579,684

On October 31, 2017, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	53%
Class A	5	62%
Class C	2	59%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the years ended October 31, 2017 and 2016, respectively, was as follows:

Ordinary Income		Return of Capital
2017	2016	2017	2016
$6,289,715	$6,202,299	$236,908	$—

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forwards and futures contracts marked to

49

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2017

Note 7. Income Tax Information and Distributions to Shareholders (continued)

market and deferred organizational expenses. At October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(6,195,007)
Unrealized depreciation	(514,433)
$(6,709,440)

At October 31, 2017, the Fund had $1,481,306 of unlimited short-term capital loss carryforwards and $4,713,701 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2017, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$188,055,662
Unrealized appreciation	$3,852,489
Unrealized depreciation	(4,244,388)
Net unrealized appreciation (depreciation)	$(391,899)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss) and distribution re-designations, paid-in capital was charged $1,300, distributions in excess of net investment income was charged $224,653 and accumulated net realized loss was credited $225,953. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

50

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Fund for each of the years in the two-year period ended October 31, 2014 were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Strategic Income Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2017

51

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

52

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8	Director of Caleres Inc. (footwear) from May 2012 to present

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

53

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	10

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (23 open-end portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

54

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 Year of Birth: 1956	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	10	Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

55

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

56

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

57

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1017

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2017.  There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2017.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Mahendra R. Gupta and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, KPMG LLP (“KPMG”), for its fiscal years ended October 31, 2016 and October 31, 2017.

	2016	2017
Audit Fees	$217,350	$170,000
Audit-Related Fees(1)	$33,136	$24,600
Tax Fees(2)	$22,785	$13,680
All Other Fees	$8,500	$4,857
Total	$281,771	$213,137

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($33,136 for 2016 and $24,600 for 2017).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by KPMG to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017.

	2016	2017
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2016	2017
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017:

	2016	2017
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by KPMG for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2016 and October 31, 2017 were $0 and $0, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13. Exhibits.

(a)(1)                  Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other) Iran related activities disclosure requirement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: January 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: January 3, 2018

/s/ Laurie Pecha
Name: Laurie Pecha
Title: Chief Financial Officer
Date: January 3, 2018